     As filed with the Securities and Exchange Commission on August 6, 2001
                                                             --------------

                                                              FILE NOs. 811-6589
                                                                        33-46374

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                     --                              ---
         Post-Effective Amendment No. 25                              x
                                      --                             ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.                                                x
                      ---                                            ---

                        (Check appropriate box or boxes.)

                                   FIRST FUNDS
                                   -----------
               (Exact name of Registrant as Specified in Charter)

                           370 17th Street, Suite 3100
                                Denver, CO 80202
                                ----------------
               (Address of principal executive offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 442-1941
                                                           --------------

                           Russell C. Burk, Secretary
                                   First Funds
                           370 17th Street, Suite 3100
                                Denver, CO 80202
                                ----------------
                     (Name and Address of Agent of Service)

                                    Copy to:

                             Desiree Franklin, Esq.
                       Baker, Donelson, Bearman & Caldwell
                         165 Madison Avenue, Suite 2100
                                Memphis, TN 38103

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

    immediately upon filing pursuant to paragraph (b)
---
    on (date), pursuant to paragraph (b)
---
    60 days after filing pursuant to paragraph (a) (1)
---
    on ____________, pursuant to paragraph (a) (1)
---
 x  75 days after filing pursuant to paragraph (a) (2)
---
    on (date) pursuant to paragraph (a) (2)
---

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

                                  INTERNATIONAL
                                EQUITY PORTFOLIO

                                   Prospectus
                                Dated
                                      ----------

                                     CLASS I
                                    CLASS II
                                    CLASS III
                                    CLASS IV

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                                            Page
                                                                                            ----
Investment Objective, Principal Strategies and Risks                                           1

Performance                                                                                    2

Fees and Expenses of the Portfolio                                                             2

Who Manages the Portfolio?                                                                     3

Portfolio Managers                                                                             4

How to Invest in the Portfolio                                                                 4

Distribution Plans and Shareholder Servicing Plans                                            20

Financial Highlights                                                                          21

Additional Information about the Portfolio                                            Back Cover



Not all First Funds Portfolios and/or Classes may be available in your state.

No person has been authorized to give any information or to make any representation that is not contained in this Prospectus, or in the Statement of Additional Information that is incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon. Also, this Prospectus does not constitute an offering by the Trust or its Distributor in any jurisdiction where such an offering would not be lawful.

INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES AND RISKS

INVESTMENT OBJECTIVE -- The objective of the International Equity Portfolio (the "Portfolio") is to achieve long-term growth of capital by investing in a portfolio of equity securities of companies domiciled in any of the nations of the world.

PRINCIPAL INVESTMENT STRATEGY -- The Portfolio invests in securities of:

o companies with their principal place of business or principal office outside the U.S.;

o companies for which the principal securities trading market is outside the U.S.; or

o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Portfolio has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the Portfolio intends to have at least 65% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Portfolio does not intend to invest in equity securities of U.S. companies.

--------------------------------------------------------------------------------
FUND FACTS

Goal:
    o   Long-Term Growth

Classes of Shares Offered in this Prospectus:
    o   Class I
    o   Class II
    o   Class III
    o   Class IV

Co-Investment Advisers:
    o   First Tennessee Bank National Association ("First Tennessee")

    o   Invista Capital Management ("Invista")

Portfolio Managers:
    o   Kurtis D. Spieler, CFA
    o   Paul H. Blankenhagen, CFA
    o   Phyllis J. Vance, CFA

Distributor:
    o   ALPS Distributors, Inc. ("ADI" or "Distributor")
--------------------------------------------------------------------------------

Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.

In choosing investments for the Portfolio, the Adviser, Invista, pays particular attention to the long-term earnings prospects of the various companies under consideration. Invista then weighs those prospects relative to the price of the security.

PRINCIPAL RISKS -- The values of the stocks owned by the Portfolio change on a daily basis. Stock prices reflect the activities of individual companies as well as general market and economic conditions. In the short term, stock prices and currencies can fluctuate dramatically in response to these factors. In addition, there are risks involved with any investment in foreign securities that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards that are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Portfolio as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Portfolio is authorized to enter into certain foreign currency exchange transactions. In addition, the Portfolio's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Statement of Additional Information ("SAI") contains additional information about investment strategies and risks associated with investing in the Portfolio.

As with all mutual funds, the value of the Portfolio's assets may rise or fall. If you sell your shares when their value is less than the price you paid, you will lose money.

INVESTOR PROFILE -- The Portfolio is generally a suitable investment if you are seeking long-term growth and want to invest in non-U.S. companies. This Portfolio is not an appropriate investment if you are seeking either preservation of capital or high current income. You must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

PERFORMANCE

There is no performance information for the Portfolio because it has not completed a full calendar year of operation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio's fees and expenses are based upon estimates of the operating expenses for the Portfolio's initial year of operation.

Shareholder Fees
(fees paid directly from your investment)               Class I        Class II         Class III       Class IV
Maximum sales charge (load) imposed on
purchases as a percentage of offering price              None            5.75%            None            None

Maximum deferred sales charge (load)
(as a percentage of original purchase price
or redemption proceeds, as applicable)                   None            None            1.00%*           5.00%

Annual Portfolio Operating Expenses
(expenses that are deducted from portfolio assets)
Management Fees                                           ---             ---              ---             ---
Distribution (12b-1) Fees                                 ---             ---              ---             ---
Other Expenses                                            ---             ---              ---             ---
Total Portfolio Operating Expenses                        ---             ---              ---             ---

* Applied to redemptions made during the first year after purchase. No deferred sales charges are imposed on redemptions from Class III after one year from date of purchase.

EXAMPLE -- The following example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds with similar investment objectives. The example shows the cumulative amount of portfolio expenses you would pay on a hypothetical investment of $10,000 in each class of shares offered by the Portfolio. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

                                 Assuming Redemption                                  Assuming No
                                  at End of Period                                    Redemption
                          Class I       Class II        Class III      Class IV       Class III       Class IV
After 1 year             $                $               $              $              $               $
                          ---              ---             ---            ---            ---             ---
After 3 years            $                $               $              $              $               $
                          ---              ---             ---            ---            ---             ---

WHO MANAGES THE PORTFOLIO?

First Tennessee Advisory Services, a department of First Tennessee Bank National Association ("First Tennessee") (530 Oak Court Drive, Memphis, Tennessee) and Invista (1900 Hub Tower, 699 Walnut Street, Des Moines, Iowa 56309) serve as Co-Advisers to the Portfolio. First Tennessee, among other things, provides investment management evaluations to the Board of Trustees of First Funds (the "Trustees"), monitors the activities of Invista, including Invista's Portfolio transactions, and coordinates Invista's activities with the Portfolio's custodian, transfer agent, administrator, and independent accountants. Invista is responsible for the day-to-day investment management of the Portfolio, including providing investment research and credit analysis concerning portfolio investment policies and objective of the Portfolio.

The Portfolio is obligated to pay First Tennessee a monthly management fee at the annual rate of _____ of its average net assets for the investment advisory services First Tennessee provides. First Tennessee serves as an investment adviser to individual, corporate and institutional advisory clients, pension plans and collective investment funds, with approximately $14.3 billion in assets under administration (including non-discretionary accounts) and $9.2 billion in assets under management as of _____________ and has experience in supervising sub-advisers.

Invista is responsible for the day-to-day investment and reinvestment of the Portfolio's assets in accordance with its investment objective and policies. Invista is obligated to provide a continual program of investment of portfolio assets, to conduct investment research and credit analysis concerning portfolio investment, and to place orders for all purchases and sales of investments on behalf of the Portfolio.

As compensation for the services it provides, Invista is entitled to receive from the Portfolio a monthly management fee at an annual rate of 0.50% on the first $500 million of the Portfolio's average net assets and 0.45% on average daily net assets of the Portfolio in excess of $500 million.

PORTFOLIO MANAGERS

Kurtis D. Spieler, CFA. Mr. Spieler is a portfolio manager at Invista Capital Management Specializing in international equity portfolios. He focuses on equity analysis and strategy for developed and emerging markets, and services as lead manager for the firm's core international portfolios. He joined Principal in 1987 as a securities analyst and moved to his current position at Invista in 1994. Mr. Spieler received his MBA from Drake University and his BBA in accounting from Iowa State University. He is a Chartered Financial Analyst, a Fellow of the Life Management Institute (FLMI) and a member of the Iowa Society of Financial Analysts.

Paul H. Blankenhagen, CFA. Mr. Blankenhagen is a portfolio manager at Invista Capital Management responsible for developing portfolio strategy and analyzing investment opportunities for international equity portfolios. He is a member of Invista's global financial, media and energy teams with specific responsibility for those industries within Europe. He joined Invista in 1992. Mr. Blankenhagen received a master's degree from Drake University and a BA in finance from Iowa State University. He is a Chartered Financial Analyst and a member of the Iowa Society of Financial Analysts.

Phyllis J. Vance, CFA. Ms. Vance is a portfolio manager at Invista Capital Management responsible for global equity analysis and international equity portfolio strategy development. She is also active in company research and specializes in the health care, industrial, consumer discretionary and financial industries. Ms. Vance joined principal in 1978 and was one of Invista's founding members in 1985. She received a BS in industrial administration from Iowa State University, is a Chartered Financial Analyst and a Fellow of the Life Management Institute (FMLI). Ms. Vance is a member of the Iowa Society of Financial Analysts and the Association for Investment Management and Research (AIMR).

HOW TO INVEST IN THE PORTFOLIO

CLASS I

Who May Invest?

Class I shares are designed exclusively for investment of monies held in non-retail trust, advisory, agency, custodial or similar accounts ("Institutional Accounts"). Class I shares may be purchased for Institutional Accounts by financial institutions, business organizations, corporations, municipalities, non-profit institutions, and other institutional investors serving in a trust, advisory, agency, custodial or similar capacity (each an "Institutional Investor" and collectively "Institutional Investors") who meet the investment threshold for this Class of shares.

How Is an Institutional Account Established?

An initial investment must be preceded by or made in conjunction with the establishment of an Institutional Account with an Institutional Investor. Establishment of an Institutional Account may require that documents and applications be completed and signed before the investment can be implemented. The Institutional Investor may require that certain documents be provided prior to making a redemption from the Portfolio.

Institutional Investors may charge fees in addition to those described herein. Fee schedules for Institutional Accounts are available upon request from the Institutional Investor and are detailed in the agreements by which each client opens an account with an Institutional Investor.

How Are Investments Made?

Each Institutional Investor will transmit orders to Boston Financial Data Services (the "Transfer Agent"). Institutional Investors will wire funds through the Federal Reserve System. Purchases will be processed at the net asset value per share (NAV) next calculated after an order is received and accepted by the Transfer Agent. The Portfolio requires advance notification of all wire purchases. To secure same day acceptance of federal funds (monies transferred from one bank to another through the Federal Reserve System with same-day availability), an Institutional Investor must call the Transfer Agent at 1-800-442-1941 (option 2), prior to the close of business (normally 4:00 p.m. Eastern Time) on any Business Day to advise it of the wire. The Trust may discontinue offering its shares in any Class of the Portfolio without notice to shareholders.

--------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE INTERNATIONAL EQUITY PORTFOLIO OFFER?

The Portfolio offers investors four different classes of shares. The different classes of shares represent investment in the same portfolio of securities; however, each class is subject to different expenses and likely will have different share prices. When you buy shares, be sure to tell us the class of shares in which you would like to invest.

CLASS I SHARES. Class I shares are offered to institution investors exclusively. Class I shares are not subject to any sales loads and do not incur distribution or shareholder servicing fees.

CLASS II SHARES. Class II shares are offered to investors subject to an up-front sales load. Under certain circumstances described later in this prospectus, the sales load may be waived. The sale load is reflected in the offering price of Class II shares. Class II shares also incur shareholder servicing fees.

CLASS III SHARES. Class III shares are offered to investors without the imposition of any up-front sales load; however, you will pay a contingent deferred sales charge ("CDSC") of 1.00% if you redeem the shares within one year from the date of purchase. Class III shares also incur distribution and shareholder servicing fees.

CLASS IV SHARES. Class IV shares are offered to investors without the imposition of any up-front sales load; however, Class IV shares are subject to a CDSC of up to 5.00%. The CDSC is phased out over a period of six years. After eight years from the date of purchase, Class IV shares automatically convert to Class II shares. Class IV shares also incur distribution fees.
--------------------------------------------------------------------------------

Minimum Investment And Account Balance.

The minimum initial investment for each Institutional Investor is $750,000. Institutional Investors may satisfy the minimum investment by aggregating their Institutional Accounts within the Portfolio. Subsequent investments may be in any amount. If an Institutional Investor's Class I account falls below $375,000 due to redemption, the Portfolio may close the account. An Institutional Investor may be notified if the minimum balance is not being maintained and will be allowed 30 days to make additional investments before the account is closed. Shares will be redeemed at the NAV on the day the account is closed, and proceeds will be sent to the address of record.

Should an Institutional Investor of Class I shares cease to be eligible to participate in this Class, Class I shares held in an Institutional Account may be converted to shares of another class. Any such conversion will be made on the basis of the relative NAVs of the two Classes without the imposition of any sales load, fee or other charge. Institutional Investors converted to Class III shares will not be subject to the 1% CDSC in year 1. Institutional Investors will receive at least 30 days prior notice of any proposed conversion.

How Are Redemptions Made?

Institutional Investors may redeem all or a portion of their account shares on any Business Day. Shares will be redeemed at the NAV next calculated after the Transfer Agent has received the redemption request.

Institutional Investors may make redemptions by wire provided they have established a wire account with the Transfer Agent. Please call 1-800-442-1941 (option 2), to advise the Transfer Agent of the wire. If telephone instructions are received before the close of business (normally 4:00 p.m. Eastern Time) on any Business Day, proceeds of the redemption will be wired as federal funds on the next Business Day to the bank account designated with the Transfer Agent. The Institutional Investor may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to the Transfer Agent at P.O. Box 8050, Boston, MA 02266.

Pursuant to the Investment Company Act of 1940, as amended, if making immediate payment of redemption proceeds could adversely affect the Portfolio, payments may be made up to seven days later. Also, when the New York Stock Exchange
(NYSE) is closed (or when trading is restricted) for any reason other than customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, the right of redemption may be suspended or the date of payment postponed for a period of time that may exceed seven days. To the extent Portfolio securities are traded in other markets on days when the NYSE is closed, the Portfolio's NAV may be affected on days when investors do not have access to the Portfolio to purchase or redeem shares.

If transactions by telephone cannot be executed (for example, during times of unusual market activity), orders may be placed by mail to the Transfer Agent. In case of suspension of the right of redemption, the Institutional Investor may either withdraw its request for redemption or it will receive payment based on the NAV next determined after the termination of the suspension.

Additional Information

The Portfolio also reserves the right to reject any specific purchase order, including certain purchases by exchange. Purchase orders may be refused if, in Invista's opinion, they are of a size that would disrupt management of the Portfolio.

In order to allow Invista to manage the Portfolio most effectively, Institutional Investors are strongly urged to initiate all trades (investments, exchanges and redemptions of shares) as early in the day as possible and to notify the Transfer Agent at least one day in advance of trades in excess of $1 million. In making these trade requests, the name of the Institutional Investor and the account number(s) must be supplied.

Transactions may be initiated by telephone. Please note that the Portfolio and its agents will not be responsible for any losses resulting from unauthorized telephone transactions if the Portfolio or its agents follow reasonable procedures designed to verify the identity of the caller. These procedures may include requesting additional information or using personalized security codes. The Portfolio or its agents may also record calls and an Institutional Investor should verify the accuracy of confirmation statements immediately after receipt. If an Institutional Investor does not want the ability to initiate redemptions and exchanges by telephone, please call the Transfer Agent for instructions.

CLASS II, III, AND IV

Who May Invest?

Class II, III, and IV shares are designed for individuals and other investors who seek mutual fund investment convenience plus a lower investment minimum. These classes offer investors differing expense and sales load structures to choose between. See "Fees and Expenses of the Portfolio".

Investment Requirements

The minimum initial investment in Class II, III, and IV shares is $1,000. Subsequent investments may be in any amount of $100 or greater. If you participate in the Systematic Investing Program (see "Systematic Investing Program" below) or the "A Plus/First Horizon Card Program" (a consumer discount card program provided by First Horizon Strategic Alliances, Inc., a subsidiary of First Tennessee), the minimum initial investment is $250, and subsequent investments may be in any amount of $25 or greater.

If you are an employee of First Tennessee or any of its affiliates and you participate in the Systematic Investing Program, the minimum initial investment is $50, and subsequent investments may be in any amount of $25 or greater.

If your balance in the Portfolio falls below the applicable minimum investment requirement due to redemption, you may be given 30 days notice to reestablish the minimum balance. If you do not re-establish the minimum balance, your account may be closed and the proceeds mailed to you at the address on record. Shares will be redeemed at the NAV on the day the account is closed.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash or third party checks will be accepted. If you make a purchase with more than one check, each check must have a value of at least $100, and the minimum investment requirement still applies (excluding the specific circumstances, stated above, which reduce the minimum investment requirement). The Portfolio reserves the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred.

You may initiate any transaction either directly or through your Investment Professional. Please note that the Portfolio and its agents will not be responsible for any losses resulting from unauthorized transactions if the Portfolio or its agents follow reasonable procedures designed to verify the identity of the caller. These procedures may include requesting additional information or using personalized security codes. Your Investment Professional may also record calls and you should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, please check the box on your application (if you invest directly) or, if you invest through an Investment Professional, please call them for instructions.

How Do I Set Up an Account?

You may set up an account directly in the Portfolio or you may invest in the Portfolio through your Investment Professional (see "How Do I Invest Through My Investment Professional" below). Shares will be purchased based on the NAV next calculated after the Transfer Agent has received the request in proper form.

If you are investing through an Investment Professional, transactions that your Investment Professional initiates should be transmitted to the Transfer Agent prior to the close of business (normally 4:00 p.m. Eastern Time) in order for you to receive that day's share price. The Transfer Agent must receive payment within three business days after an order is placed. Otherwise, the purchase order may be canceled and you could be held liable for the resulting fees and/or losses.

How Do I Invest Directly?

When opening a new account directly, you must complete and sign an account application and send it to First Funds, c/o Boston Financial Data Services, P.O. Box 8050, Boston, MA 02266-8050. Telephone representatives are available at 1-800-442-1941 (option 2), between the hours of 8:00 a.m. to 4:00 p.m. Central Time (9:00 a.m. to 5:00 p.m. Eastern Time), Monday through Friday.

Investments may be made in several ways:

By Mail: Make your check payable to First Funds International Equity Portfolio, and mail it, along with the application, to the address indicated on the application. Your account will be credited on the business day that the Transfer Agent receives your completed application.

By Bank Transfer (ACH): Bank transfer allows you to move money between your bank account and your First Funds account. This automatic service allows you to transfer money from your bank account via the Automated Clearing House (ACH) network to your First Funds account. First, a deposit account must be opened at a bank providing bank transfer services and you must arrange for this service to be provided. Next, an account must be established, and an application along with a voided check or deposit slip sent to the Transfer Agent. It takes approximately 15 days to set up an ACH account. Once you have completed this process, you can initiate a bank transfer by contacting a representative from your bank or First Funds at 1-800-442-1941 (option 2), providing the required information, and authorizing the transfer to take place. Please allow two or three days after the authorization for the transfer to occur.

By Wire: Call 1-800-442-1941 (option 2), to set up your account to accommodate wire transactions. To initiate your wire transaction, call your depository institution. Federal funds (monies transferred from one bank to another through the Federal Reserve System with same-day availability) should be wired to:

         State Street Bank and Trust Company
         ABA #____________
         First Funds
         Account #____________
         (Account Registration)
         (Account Number)
         (Wire Control Number) *See Below*

Prior to sending wires, please be sure to call 1-800-442-1941 (option 2), to receive a wire control number to be included in the body of the wire (see above).

Your bank may charge you a fee for this service.

How Do I Redeem Shares When Investing Directly?

You may redeem all or a portion of your shares on any day that the Portfolio is open for business. Shares will be redeemed at the next calculated NAV after the Transfer Agent has received the redemption request.

You may redeem shares in several ways:

By Mail: Write a "letter of instruction" with your name, the Portfolio's name, your account number, the dollar amount or number of shares to be redeemed, and any additional requirements that apply to each particular account. You will need the letter of instruction signed by all persons required to sign for transactions, exactly as their names appear on the account application, along with a signature guarantee (if required) as described below.

A signature guarantee is designed to protect you, the Portfolio, and its agents from fraud. Your written request requires a signature guarantee if you wish to redeem more than $1,000 worth of shares; if your account registration has changed within the last 30 days; if the check is not being mailed to the address on your account; if the check is not being made out to the account owner; or if the redemption proceeds are being transferred to another First Funds account with a different registration. The following institutions should be able to provide you with a signature guarantee: banks, broker-dealers, credit unions (if authorized under state law), securities exchanges and associations, clearing agencies, and savings associations. A signature guarantee may not be provided by a notary public.

By Phone: Provided you have elected this option in advance, you may request a redemption of shares by calling the Transfer Agent at 1-800-442-1941 (option 2). Your redemption proceeds can be sent to you in the mail or, as more fully described below, the proceeds can be sent directly to a bank account by bank transfer or wire. For your protection, all telephone calls are recorded. Also, neither First Funds, First Tennessee, Invista, nor the Transfer Agent or any of their agents will be responsible for acting on telephone instructions they believe are genuine. For more information about telephone redemptions, please call 1-800-442-1941 (option 2).

By Bank Transfer (ACH): When establishing your account in the Portfolio, you must have indicated this account privilege in order to authorize the redemption of monies with the proceeds transferred to your bank account via the ACH. To authorize a redemption, simply contact the Transfer Agent at 1-800-442-1941 (option 2), and your redemption will be processed at the NAV next calculated. Please allow two or three days after the authorization for monies to reach your bank account.

By Wire: You may make redemptions by wire provided you have established your account to accommodate wire transactions. If telephone instructions are received before the close of business (normally 4:00 p.m. Eastern Time), proceeds of the redemption will be wired as federal funds on the next Business Day to the bank account designated with the Transfer Agent. You may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to the Transfer Agent.

Additional Redemption Requirements: The Portfolio may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven days. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, the right of redemption may be suspended or the date of payment postponed for a period of time that may exceed seven days. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, the Portfolio's NAV may be affected on days when investors do not have access to the Portfolio to purchase or redeem shares.

If you are unable to reach the Transfer Agent by telephone (for example, during times of unusual market activity), consider placing your order by mail directly to the Transfer Agent. In case of suspension of the right of redemption, you may either withdraw your request for redemption or you will receive payment based on the next determined NAV after the termination of the suspension.

How Do I Invest Through My Investment Professional?

If you are investing through an investment adviser, broker dealer, or other third party (each, an "Investment Professional"), you may be required to set up a brokerage or agency account. Please call your Investment Professional for information on establishing an account. If you are purchasing shares of the Portfolio through a program of services offered or administered by your Investment Professional, you should read the program materials in conjunction with this Prospectus. Certain features of such programs may impose additional requirements and charges for the services rendered. Your Investment Professional may offer any or all of the services mentioned in this section, and is responsible for initiating all initial purchase transactions. Please contact your Investment Professional for information on these services.

How Do I Redeem Through My Investment Professional?

On your behalf, the broker of record listed on your account may redeem shares. Proceeds from the redemption can only be sent to your address of record.

Systematic Investing Program

The Systematic Investing Program offers a simple way to maintain a regular investment program. You may arrange automatic transfers (minimum $25 per transaction) from your bank account to your First Funds account on a regular basis. When you participate in this program, the minimum initial investment in each Portfolio is $250. If you are an employee of First Tennessee or any of its affiliates, the minimum initial investment in the Portfolio is $50. You may change the amount of your automatic investment, skip an investment, or stop the Systematic Investing Program by calling the Transfer Agent at 1-800-442-1941 (option 2), or your Investment Professional at least three Business Days prior to your next scheduled investment date.

Systematic Withdrawal Plan

You can have monthly, quarterly or semi-annual checks sent from your account to you, to a person named by you, or to your bank checking account. Your Systematic Withdrawal Plan payments are drawn from share redemptions and must be in the amount of $100 or more per Portfolio per month. If Systematic Withdrawal Plan redemptions exceed income dividends earned on your shares, your account eventually may be exhausted. Please contact First Funds at 1-800-442-1941 (option 1) or your Investment Professional for more information.

Systematic Exchange Program

This account option may be added to your account if you would like to automatically withdraw from one First Funds account into another First Funds account on a regular basis. Please note that there may be a tax liability associated with redemptions made from your mutual fund investment. Talk to your Investment Professional regarding your specific tax situation.

The systematic exchange program is established between identically registered accounts. New accounts must meet the account minimum standards listed previously. Call First Funds at 1-800-442-1941 (option 2) for more details on establishing this program. See "How Are Exchanges Made?" for more information on exchanges.

Additional Information

Tax-Deferred Retirement Plans: Retirement plans can offer significant tax savings to individuals. Please call First Funds at 1-800-442-1941 (option 1) or your Investment Professional for more information on the plans and their benefits, provisions and fees. The Transfer Agent or your Investment Professional can set up your new account in the Portfolio under one of several tax-deferred plans. These plans let you invest for retirement and defer or eliminate the tax on your investment income. Minimums may differ from those listed previously under "Investment Requirements." Plans may include traditional Individual Retirement Accounts (IRAs), Roth IRA's, Education IRAs, Rollover IRAs, Keogh Plans, and Simplified Employee Pension Plans (SEP-IRAs).

Class II

Sales Loads

The public offering price for Class II shares is the sum of the NAV plus a sales load. As indicated below, a portion of this load may be reallowed to a broker-dealer which has entered into an agreement with ADI, the Portfolio's Distributor. You may calculate your sales load as follows:

Total Sales Load for Class II Shares

                                    As a % of offering                                Broker-Dealer
Amount of Transaction                 price per share          As a % of NAV           Reallowance
Less than $50,000                          5.75                 6.10                    5.00

$50,000 to $99,999                         4.50                 4.71                    4.00

$100,000 to $249,999                       3.50                 3.63                    3.00

$250,000 to $499,999                       2.50                 2.56                    2.25

$500,000 to $999,999                       1.50                 1.52                    1.25

$1,000,000 and over                        0.50                 0.50                    0.40

The broker-dealer reallowance may be changed from time to time.

You may purchase Class II shares without a sales load if the purchase will be:

         (A) through an IRA, 401(k) Plan, 403(b) Plan or other defined contribution plan or directed agency account if the trustee, custodian, or agent thereof is a direct or indirect subsidiary or franchisee bank of First Tennessee or its affiliates;

         (B) by registered representatives, directors, advisory directors, officers and employees (and their immediate families) of First Tennessee or its affiliates;

         (C) by a current or former Trustee, officer or employee of First Funds; the spouse of a First Funds Trustee, officer or employee; a First Funds Trustee acting as a custodian for a minor child or grandchild of a First Funds Trustee, officer or employee; or the child or grandchild of a current or former Trustee, officer or employee of First Funds who has reached the age of majority;

         (D) by a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined in Section 501(c)(3) of the Internal Revenue Code);

         (E) for use in a financial institution or investment adviser managed account for which a management or investment advisory fee is charged;

         (F) with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end sales charge within the past 60 days upon presentation of purchase verification information; or

         (G) through certain promotions where the load is waived for investors.

In addition, you will not pay a sales load on the reinvestment of dividends or distributions in the Portfolio or any other First Funds Portfolio, or in connection with certain share exchanges as described under "How are Exchanges Made?" Further, you generally will not pay a sales load on Class II shares of the Portfolio which you buy using proceeds from the redemption of a First Funds Portfolio which does not charge a front-end load, if you obtained such shares through an exchange for Class II shares which you purchased with a sales load. A sales load will apply to your purchase of Class II shares in the foregoing situation only to the extent that the Portfolio's sales load exceeds the sales load you paid in the prior purchase of Class II shares.

In addition, if you purchase Class II shares within 60 days after redeeming shares of the Portfolio, you will receive credit toward the sales load payable on the purchase to the extent of the sales load you paid on the shares you redeemed. This reinstatement privilege may be exercised only with respect to redemptions and purchases in the same First Funds Portfolio. The reinstatement privilege can be exercised only one time with respect to any particular redemption.

Quantity Discounts

You may be entitled to reduced sales charges through the Right of Accumulation or a Letter of Intent, even if you do not make an investment of a size that would normally qualify for a quantity discount.

To qualify for a reduction of or exception to the sales load, you or your Investment Professional must notify the Transfer Agent at the time of purchase or exchange. The reduction in sales load is subject to confirmation of your holdings through a check of records. The Trust may modify or terminate quantity discounts at any time. For more information about quantity discounts, contact your service organization or First Funds at 1-800-442-1941 (option 1).

Right of Accumulation. The sales charge schedule under the heading "Sales Loads" shows that the sales load you will pay on Class II shares is reduced as your aggregate investment increases. The Right of Accumulation allows you to combine certain First Funds investments to determine your aggregate investment and the applicable reduced sales load. You may combine the amount of your investment in the Portfolio's Class II shares with the value of your investment in Class II of any other First Funds Portfolio you own and on which you paid a sales load.

If you are a participant in a First Funds IRA or if you are a trustee or custodian of another type of First Funds retirement plan, you may also include as part of your aggregate investment any holdings through the IRA or in the plan even if a load was not paid. If, for example, you beneficially own Class II shares of a First Funds Portfolio with an aggregate current value of $99,000 and you subsequently purchase shares of the Portfolio having a current value of $1,000, the load applicable to the subsequent purchase would be reduced to 3.50% of the offering price. Similarly, each subsequent purchase of First Funds Class II shares may be added to your aggregate investment at the time of purchase to determine the applicable sales loads.

Letter of Intent. A Letter of Intent allows you to purchase Class II shares over a 13-month period at a reduced sales charge. The sales charge is based on the total amount you intend to purchase plus the total net asset value of Class II shares which you already own on which you have paid a sales load. If you are a participant in a First Funds IRA or if you are a trustee or custodian of another type of First Funds retirement plan, you may also credit towards completion of your Letter of Intent any Class II shares held through the IRA or in the plan, even if a load was not paid. Each investment you make during the period may be made at the reduced sales charge that would apply to the total amount you intend to invest. The reduced sales load applies only to new purchases.

If you do not invest the total amount within the period, you may pay the difference between the higher sales charge rate that would have been applied to the purchases you made and the reduced sales charge rate you have paid. Shares of the Portfolio equal to 5% of the amount you intend to invest will be held in escrow and, if you do not pay the difference within 20 days following the mailing of a request, the Transfer Agent will redeem a sufficient amount of your escrowed shares to pay the additional sales charge. After the terms of your Letter of Intent are fulfilled, the Transfer Agent will release your escrowed shares.

If your purchases qualify for a further sales load reduction in addition to that indicated in the Letter of Intent, the sales load will be adjusted to reflect your total purchases. Signing a Letter of Intent does not bind you to purchase the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. To apply, sign the Letter of Intent form at the time you purchase Class II shares. You will be entitled to the applicable sales load that is in effect at the date you submit the Letter of Intent until you complete your intended purchase.

Qualification of Discounts. As shown in the schedule of Class II sales charges, larger purchases may result in lower sales charges to you. For purposes of determining the amount of purchases using the Right of Accumulation and Letter of Intent privileges, you may combine your purchase with:

       o purchases by your spouse for his, her or your joint account or for the account of any minor children, and

       o the aggregate investment of any trustee or other Institutional Investor for you and/or your spouse or your minor children.

A trustee or custodian of any qualified pension or profit sharing plan may combine its aggregate purchases.

Other. Class II shares also incur Shareholder Servicing Fees. See discussion under "Distribution Plans and Shareholder Servicing Plans."

Class III

Class III shares are bought with no front-end load. Therefore, the offering price for such shares will be at their NAV. Class III shares incur Distribution Fees and Shareholder Servicing Fees. See discussion under "Distribution Plans and Shareholder Servicing Plans."

Deferred Sales Charges. A contingent deferred sales charge (CDSC) of 1.00% is imposed on redemptions of Class III shares within the first year after purchase, based on the lower of the shares' cost and the current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

Class IV

Class IV shares are bought with no front-end load. Therefore, the offering price for such shares will be at their NAV. Class IV shares incur Distribution Fees. See discussion under "Distribution Plans and Shareholder Servicing Plans."

Deferred Sales Charges. A CDSC of up to 5.00% is imposed on redemptions of Class IV shares, based on the lower of the shares cost and the current net asset value. As shown in the table below, the CDSC associated with Class IV shares is phased out over a period of six years. Any shares acquired by reinvestment of dividends will be redeemed without the imposition of any CDSC. In addition, the CDSC imposed on redemptions of Class IV shares may be waived for Systematic Withdrawal Plans with respect to up to 10% per year of the account value at the time of establishment.

         Year     Year     Year     Year    Year     Year
         1        2        3        4       5        6
         5%       4%       3%       3%      2%       1%

Automatic Conversion. After eight years from the date of purchase, Class IV shares will automatically convert to Class II shares.

All Classes

How are Portfolio Shares Valued?

The price at which you buy, sell or exchange Portfolio shares is the share price or net asset value (NAV). The share price for each Class of shares of the Portfolio is determined by adding the value of each Class' proportional share of the Portfolio's investments, cash and other assets, deducting each Class' proportional share of liabilities, and then dividing that value by the total number of the shares outstanding in that Class.

The Portfolio is open for business each day that the NYSE is open (a "Business Day"). The NAV is calculated at the close of the Portfolio's Business Day, which coincides with the close of regular trading of the NYSE (normally 4:00 p.m. Eastern Time). Share price is not calculated on the days that the NYSE is closed.

When the Portfolio calculates the share price for each share Class, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided upon by the Trustees of First Funds.

The Portfolio's securities may be traded on foreign securities markets which generally complete trading at various times during the day prior to the close of the New York Stock Exchange. The values of foreign securities used in computing share prices are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the New York Stock Exchange is open. The NAV of a Fund investing in foreign securities may change when shareholders are unable to purchase or redeem shares. If the Portfolio Manager believes the market value is materially affected, the share price will be calculated using procedures decided upon by the Trustees of First Funds.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as a local price and a premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Portfolio has a policy to value such securities at a price at which the Portfolio Manager expects shares may be sold.

What are My Distribution Options?

The Portfolio may earn dividends from its stocks and interest from bond, money market, and other fixed-income investments. These are passed along as dividend distributions. Income dividends for the Portfolio are declared and paid annually. The Portfolio may realize capital gains if it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.

When you fill out your account application, you can specify how you want to receive your distributions. Currently, there are three available options:

1. Reinvestment Option. Your dividend distributions and capital gain distributions, if any, will be automatically reinvested in additional shares of the Portfolio. Reinvestment of distributions will be made at that day's NAV. If you do not indicate a choice on your application, you will be assigned this option.

2. Cash Option. You will be sent a check for each dividend and capital gain distribution, if any. Distribution checks will be mailed no later than seven days after the last day of the month.

3. Income-Earned Option. Your capital gain distributions, if any, will be automatically reinvested, but you will be sent a check for any dividend distribution.

How Are Exchanges Made?

An exchange is the redemption of shares of one Portfolio and the purchase of shares of another. The exchange privilege is a convenient way to sell and buy shares of other Portfolios within First Funds. Not all First Funds Portfolios may be available in your state. Please check with your Investment Professional or call First Funds at 1-800-442-1941. Except as noted below, the Portfolio's shares may be exchanged for the same Class of shares of other First Funds Portfolios. The redemption and purchase will be made at the NAV next determined after the exchange request is received and accepted by the Transfer Agent. You may execute exchange transactions by calling the Transfer Agent at 1-800-442-1941 (option 2) prior to the close of business (normally 4:00 p.m. Eastern Time) on any Business Day.

Investors in Class II or Class IV shares wishing to exchange into one of the Money Market Portfolios that do not offer these Classes will receive Class III shares.

If you exchange shares subject to a CDSC the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any Portfolio into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. Also, Institutional Investors converted to Class III shares will not be subject to the 1% CDSC in year 1.

When making an exchange or opening an account in another Portfolio by exchange, the registration and tax identification numbers of the two accounts must be identical. In order to open a new account through exchange, the minimum initial investment requirements must be met.

Each exchange may produce a gain or loss for tax purposes. In order to protect the Portfolio's performance and its shareholders, First Tennessee and Invista discourage frequent exchange activity by investors in response to short-term market fluctuations. The Portfolio reserves the right to refuse any specific purchase order, including certain purchases by exchange if, in Invista's opinion, the Portfolio would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise be affected adversely. Exchanges or purchase orders may be restricted or refused if the Portfolio receives or anticipates individual or simultaneous orders affecting significant portions of the Portfolio's assets. Although the Portfolio will attempt to give prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The Portfolio reserves the right to modify or withdraw the exchange privilege upon 60 days notice and to suspend the offering of shares in any Class without notice to shareholders. You or your Institutional Investor, if you are invested in Class I, will receive written confirmation of each exchange transaction.

Exchanges are generally not permitted from Class I to another Class. Should a beneficial owner of Class I shares cease to be eligible to purchase shares of Class I, Class I shares held in an Institutional Account may be converted to shares of another Class.

Statements and Reports

You, or if Class I, the Institutional Investor, will receive a monthly statement and a confirmation after every transaction that affects the share balance or the account registration. A statement with tax information will be mailed by January 31 of each tax year and also will be filed with the IRS. At least twice a year, you, or if Class I, the Institutional Investor, will receive the Portfolio's financial statements. To reduce expenses, only one copy of the Portfolio's reports (such as the Prospectus and Annual Report) will be mailed to each investor or, if Class I, each Institutional Investor. Please write to First Funds at 370 17th Street, Suite 3100, Denver, Colorado 80202 to request additional copies.

What Is the Effect of Federal Income Tax on this Investment?

The Portfolio intends to distribute substantially all of its net investment income and capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis. Any net capital gains realized are normally distributed in December. Income dividends for the Portfolio, if any, are also declared and paid in December.

Federal Taxes. Distributions of gains from the sale of assets held by the Portfolio for more than one year generally are taxable to shareholders at the applicable long-term capital gains rate, regardless of how long they have owned their Portfolio shares. Distributions from other sources generally are taxed as ordinary income. A portion of the Portfolio's dividends may qualify for the dividends-received deduction for corporations.

Distributions are taxable when they are paid, whether taken in cash or reinvested in additional shares, except that distributions declared in October, November or December and paid in January are taxable as if paid on December 31. The Portfolio will send each investor or, if Class I, each Institutional Investor, an IRS Form 1099-DIV by January 31 of each year.

Redemptions and Exchanges. A capital gain or loss may be realized when shares of the Portfolio are redeemed or exchanged. For most types of accounts, the Portfolio will report the proceeds of redemptions to each shareholder or, if Class I, the Institutional Investor, and the IRS annually. However, the tax treatment also depends on the purchase price and your personal tax position.

"Buying a Dividend." If you purchase shares just prior to a distribution of income or capital gains, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your capital. This is known as "buying a dividend".

Other Tax Information. The information above is only a summary of some of the federal tax consequences generally affecting the Portfolio and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal tax, distributions may be subject to state or local taxes.

Institutional Investors and other shareholders should consult their tax advisers for details and up-to-date information on the tax laws in your state to determine whether the Portfolio is suitable given your particular tax situation. It is not anticipated that the Portfolio's distributions will be exempt from state personal income tax, except to the extent that any distributions of income are attributable to interest on bonds or securities of the U.S. Government or any of its agencies or instrumentalities.

When you sign your account application, you will be asked to certify that your taxpayer identification number is correct, that you are a U.S. citizen, and that you are not subject to backup withholding for failing to report income to the IRS. If you do not comply with IRS regulations, the IRS can require the Portfolio to withhold a portion of taxable distributions from your account.

DISTRIBUTION PLANS AND SHAREHOLDER SERVICING PLANS

The Trustees have adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act for both the Class III and Class IV shares of the Portfolio (each a "Distribution Plan" and together the "Distribution Plans"). Both Distribution Plans permit the use of portfolio assets to compensate ADI for its services and costs in distributing Class III and Class IV shares and servicing shareholder accounts.

Under the Distribution Plans, ADI receives an amount equal to .75% of the average annual net assets of the Portfolio that are attributable to Class III shares and an amount equal to 1.00% of the average annual net assets of the Portfolio that are attributable to Class IV shares. All or a portion of the fees paid to ADI under the Distribution Plans will, in turn, be paid to certain broker-dealers, investment advisers, and other third parties (each an "Investment Professional" and collectively "Investment Professionals") as compensation for selling Class III and IV shares and for providing ongoing sales support services.

The Trustees also have adopted Shareholder Servicing Plans on behalf of the Class II and Class III shares of the Portfolio. Under the Shareholder Servicing Plans, certain broker-dealers, banks, and other financial institutions (collectively "Service Organizations") are paid an amount equal to .25% of the average annual net assets of the Portfolio that are attributable to each Class of shares as compensation for shareholder services and account maintenance. These services include responding to shareholder inquiries, directing shareholder communications, account balance maintenance, and dividend posting.

Because the fees paid under the Distribution and the Shareholder Servicing Plans are paid out of portfolio assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

FINANCIAL HIGHLIGHTS

There are no financial highlights because the Portfolio has not completed a full calendar year of operation.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO

If you would like more information about the Portfolio, the following documents are available free upon request.

Statement of Additional Information (SAI)

The SAI contains additional information about all aspects of the Portfolio. A current SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. For a copy of the SAI, write or call the Portfolio at the address or phone number listed below.

Information about the Portfolio (including the SAI) also may be reviewed and copied, upon payment of a duplicating fee, at the SEC's Public Reference Room in Washington, D.C. You also can obtain this information, upon payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The SEC also maintains a Web site located at http://www.sec.gov that contains the SAI, material incorporated herein by reference, and other information regarding the Portfolio. For more information about the operation of the Public Reference Room, please call the SEC at 1-202-942-8090.

Annual and Semi-Annual Reports

The Portfolio's annual and semi-annual reports provide additional information about the Portfolio's investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during the last fiscal year.

Investment Company Act File No. 811-6589

--------------------------------------------------------------------------------
FIRST FUNDS

o  Are NOT insured by the FDIC or any other governmental agency.

o Are NOT bank deposits or other obligations of or guaranteed by First Tennessee Bank National Association or any of its affiliates.

o Involve investment risks, including the possible loss of the principal amount invested.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    To obtain the SAI or the most recent annual or semi-annual report for the
       Portfolio free of charge, or to obtain other information about the Portfolio and to make shareholder inquiries, you may write to First Funds at 370 17th Street, Suite 3100, Denver, Colorado 80202 or call First Funds at 1-800-442-1941 (option 1).
--------------------------------------------------------------------------------

                                   FIRST FUNDS
                            GROWTH & INCOME PORTFOLIO
                         CAPITAL APPRECIATION PORTFOLIO
                                 BOND PORTFOLIO
                           INTERMEDIATE BOND PORTFOLIO
                              INTERNATIONAL EQUITY
    STATEMENT OF ADDITIONAL INFORMATION FOR CLASS I, CLASS II, AND CLASS III
                OF THE BOND AND INTERMEDIATE BOND PORTFOLIOS AND
                CLASS I, CLASS II, CLASS III, AND CLASS IV OF THE
   GROWTH & INCOME, CAPITAL APPRECIATION PORTFOLIOS, AND INTERNATIONAL EQUITY
                              DATED ______________

This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the current Prospectus for each Class of First Funds:
Growth & Income, Capital Appreciation, Bond Intermediate Bond, and International Equity Portfolios (Portfolios) dated ________________, as it may be amended or supplemented from time to time. Please retain this SAI for future reference. The financial statements and financial highlights of the Portfolios, included in the Annual Report for the fiscal year ended June 30, 2001 and the Semi-Annual Report for the six-month period ended December 31, 2000, are incorporated herein by reference. To obtain additional free copies of this SAI, the Annual Report, the Semi-Annual Report, or the Prospectus for each Portfolio, please call the Distributor at 1-800-442-1941 (option 1), or write to the Distributor at 370 17th Street, Suite 3100, Denver CO 80202.

TABLE OF CONTENTS                                                                PAGE
-----------------                                                                ----
INVESTMENT RESTRICTIONS AND LIMITATIONS.............................................3
INVESTMENT INSTRUMENTS..............................................................4
PORTFOLIO TRANSACTIONS.............................................................12
VALUATION OF PORTFOLIO SECURITIES................................................. 13
PERFORMANCE........................................................................14
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.....................................16
DISTRIBUTIONS AND TAXES............................................................17
TRUSTEES AND OFFICERS..............................................................17
INVESTMENT ADVISORY AGREEMENTS.....................................................20
CODE OF ETHICS.....................................................................21
ADMINISTRATION AGREEMENT AND OTHER CONTRACTS.......................................21
DESCRIPTION OF THE TRUST...........................................................24
FINANCIAL STATEMENTS...............................................................28
APPENDIX..........................................................................A-1

Investment Adviser (Growth & Income, Bond and Intermediate Bond Portfolios) First Tennessee Bank National Association (First Tennessee)

Sub-Adviser (Growth & Income and Bond Portfolios)
Highland Capital Management Corp. (Highland or a Sub-Adviser)

Sub-Adviser (Intermediate Bond Portfolio)
Martin & Company, Inc. (Martin or a Sub-Adviser)

Co-Investment Advisers (Capital Appreciation Portfolio)
First Tennessee Bank National Association
Delaware Management Company (DMC)

Co-Investment Advisers (International Equity Portfolio)
First Tennessee
Invista Capital Management (Invista)

Administrator
ALPS Mutual Funds Services, Inc. (ALPS or the Administrator)

Co-Administrator
First Tennessee Bank (First Tennessee or the Co-Administrator)

Distributor
ALPS Distributors, Inc. (ADI or the Distributor)

Transfer Agent & Shareholder Servicing Agent
Boston Financial Data Services (Boston Financial or the Transfer Agent)

Custodian
State Street Bank & Trust Company (State Street or the Custodian)

                     INVESTMENT RESTRICTIONS AND LIMITATIONS

The following policies and limitations supplement those set forth in the Portfolios' Prospectuses. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a Portfolio's acquisition of such security or other asset. Accordingly, except as to borrowings and illiquid securities, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Portfolio's investment policies and limitations. With respect to borrowings or illiquid securities, any borrowing or investment in such securities that exceeds the applicable limitations listed below will be reduced promptly to meet such limitation.

Fundamental policies and investment limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of that Portfolio. However, except for the fundamental investment limitations set forth below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

INVESTMENT LIMITATIONS OF THE GROWTH & INCOME, CAPITAL APPRECIATION BOND INTERMEDIATE BOND, AND INTERNATIONAL EQUITY PORTFOLIOS

THE FOLLOWING ARE THE FUNDAMENTAL LIMITATIONS FOR EACH PORTFOLIO, SET FORTH IN THEIR ENTIRETY. EACH PORTFOLIO MAY NOT:

(1) with respect to 75% of a Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result of such purchase, (a) more than 5% of a Portfolio's total assets would be invested in the securities of that issuer; or (b) such a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow money, except that each Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that each Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, 25% or more of such a Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limit does not apply to purchases of debt securities or to repurchase agreements;

(9) Each Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end or closed-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the Portfolio.

THE FOLLOWING LIMITATIONS OF EACH PORTFOLIO ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) Each Portfolio does not currently intend during the coming year to purchase securities on margin, except that each Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(ii) Each Portfolio may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party [reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)]. The Portfolio will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(iii) Each Portfolio does not currently intend during the coming year to purchase any security, if, as a result of such purchase, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(iv) Each Portfolio does not currently intend during the coming year to purchase or sell futures contracts. This limitation does not apply to securities that incorporate features similar to futures contracts.

(v) Each Portfolio does not currently intend during the coming year to make loans, but this limitation does not apply to purchases of debt securities.

(vi) Each Portfolio does not currently intend during the coming year to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the Portfolio.

                             INVESTMENT INSTRUMENTS

The prospectuses discuss the investment objectives of the Portfolios and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Portfolios may invest, and certain risks attendant to such investment.

DELAYED-DELIVERY AND WHEN-ISSUED TRANSACTIONS. Each Portfolio may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by each Portfolio to purchase or sell specific securities at a predetermined price and/or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered. Each Portfolio may receive fees for entering into delayed-delivery transactions.

When purchasing securities on a delayed-delivery basis, each Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because a Portfolio is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with such Portfolio's other investments. If a Portfolio remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, a Portfolio will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When a Portfolio has sold a security on a delayed-delivery basis, a Portfolio does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, such Portfolio could miss a favorable price or yield opportunity, or could suffer a loss.

Each Portfolio may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.

FOREIGN INVESTMENTS. Foreign investments purchased by each Portfolio can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restriction on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that a Portfolio's investment adviser will be able to anticipate or counter these potential events.

The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Each Portfolio may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts and European Depositary Receipts (ADRs and EDRs) are certificates evidencing ownership of shares of a foreign-based corporation held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.

FOREIGN CURRENCY TRANSACTIONS. The Portfolios may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. The Portfolios will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the portfolio desire to resell that currency to the dealer. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

Each Portfolio may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Portfolio. The Portfolios may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

When a Portfolio agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Portfolio will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Portfolio may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Portfolio's investment adviser.

A Portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Portfolio owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Portfolio could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutsche marks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A Portfolio may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if a Portfolio held investments denominated in Deutsche marks, such Portfolio could enter into forward contracts to sell Deutsche marks and purchase Swiss Francs. This type of strategy, sometimes known as a "cross hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Portfolio had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Portfolio to assume the risk of fluctuations in the value of the currency it purchases.

Under certain conditions, Securities and Exchange Commission (SEC) guidelines require mutual funds to set aside cash or other appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the Portfolios will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Portfolios will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of forward currency contracts will depend on the appropriate Sub-Adviser's or DMC's skill in analyzing and predicting currency values. Forward contracts may substantially change a Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to a Portfolio if currencies do not perform as the investment adviser anticipates. For example, if a currency's value rose at a time when the investment adviser had hedged a Portfolio by selling that currency in exchange for dollars, a Portfolio would be unable to participate in the currency's appreciation. If the appropriate Sub-Adviser or DMC hedges currency exposure through proxy hedges, a Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the appropriate Sub-Adviser or DMC increases a Portfolio's exposure to a foreign currency, and that currency's value declines, the Portfolio will realize a loss. There is no assurance that the appropriate Sub-Adviser's or DMC's use of forward currency contracts will be advantageous to a Portfolio or that it will hedge at an appropriate time. The policies described in this section are non-fundamental policies of each Portfolio.

ILLIQUID INVESTMENTS. Illiquid Investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under guidelines established by the Trustees, the appropriate Sub-Adviser, under the supervision of First Tennessee, and DMC determine the liquidity of each respective Portfolio's investments and, through reports from the Sub-Adviser and DMC, the Trustees monitor investments in illiquid instruments. In determining the liquidity of each Portfolio's investments, a Sub-Adviser and DMC may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset each Portfolio's rights and obligations relating to the investment). Investments currently considered by each Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and some restricted securities determined by the appropriate Sub-Adviser or DMC to be illiquid. However, with respect to over-the-counter options that each Portfolio writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement each Portfolio may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by the Trustees. If through a change in values, net assets or other circumstances, each Portfolio was in a position where more than 15% of its net assets were invested in illiquid securities, the Trustees would seek to take appropriate steps to protect liquidity.

REAL ESTATE INVESTMENT TRUSTS. The Growth & Income and Capital Appreciation Portfolios (Equity Portfolios) may purchase interests in real estate investment trusts. Real estate industry companies include, among others, equity real estate investment trusts, which own properties, and mortgage real estate investment trusts, which make construction, development, and long-term mortgage loans. Equity real estate investment trusts may be affected by changes in the value of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. Equity and mortgage real estate investment trusts are dependent upon management skill, are not diversified, and are subject to the risks of financing projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and failing to maintain exemption from the Investment Company Act of 1940 (the 1940 Act).

REPURCHASE AGREEMENTS. Repurchase Agreements are transactions in which a Portfolio purchases a security and simultaneously commits to resell that security at an agreed upon price and date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price. This obligation is in effect secured by the underlying security having a value at least equal to the amount of the agreed upon resale price. Each Portfolio may enter into a repurchase agreement with respect to any security in which it is authorized to invest. While it presently does not appear possible to eliminate all risks from the transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to each Portfolio in connection with bankruptcy proceedings), it is the policy of each Portfolio to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the appropriate Sub-Adviser or DMC, as the case may be.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a Portfolio sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, each Portfolio will maintain appropriate high-grade liquid assets in a segregated custodial account to cover its obligation under the agreement. Each Portfolio will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by the appropriate Sub-Adviser or DMC, as the case may be.

RESTRICTED SECURITIES. Restricted Securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, each Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time each Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, each Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

SECURITIES LENDING. Each Portfolio may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows the Portfolios to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by the appropriate Sub-Adviser or DMC to be of good standing. Furthermore, they will only be made if, in the appropriate Sub-Adviser's or DMC's judgment, the consideration to be earned from such loans would justify the risk.

First Tennessee, Highland, Martin and DMC understand that it is the current view of the SEC that each Portfolio may engage in loan transactions only under the following conditions: (1) each Portfolio must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, each Portfolio must be able to terminate the loan at any time; (4) each Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) each Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) the Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in any security in which the Portfolios are authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

VARIABLE AND FLOATING RATE DEMAND OBLIGATIONS (VRDOS/FRDOS). VRDOs/FRDOs are obligations that bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Floating rate instruments have interest rates that change whenever there is a change in a designated base rate while variable rate obligations provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the VRDO or FRDO that approximates its par value.

The Bond and Intermediate Bond Portfolios (the Bond Portfolios) may invest in fixed-rate bonds that are subject to third party puts and in participation interests in such bonds held by a bank in trust or otherwise. These bonds and participation interests have tender options or demand features that permit these Portfolios to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof. These Portfolios consider variable rate instruments structured in this way (Participating VRDOs) to be essentially equivalent to other VRDOs they purchase.

WARRANTS. The Equity Portfolios may invest in warrants, which entitle the holder to buy equity securities at a specific price during a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities, which may be purchased, nor do they represent any rights in the assets of the issuing company. The value of a warrant may be more volatile than the value of the securities underlying the warrants. Also, the value of the warrant does not necessarily change with the value of the underlying securities and ceases to have value if it is not exercised prior to the expiration date. Warrants may be allowed to expire if the appropriate Sub-Adviser or DMC deems it undesirable to exercise or sell.

LIMITATIONS ON OPTIONS TRANSACTIONS. Each Portfolio will not: (a) purchase put options or write call options if, as a result, more than 25% of a Portfolio's total assets would be hedged with options under normal conditions; (b) write put options if, as a result, a Portfolio's total obligations upon settlement or exercise of written put options would exceed 25% each of their total assets; or
(c) purchase call options if, as a result, the current value of option premiums for call options purchased by each Portfolio would exceed 5% of total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a Portfolio obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities and indexes of securities prices. A Portfolio may terminate its position in a put option it has purchased by allowing them to expire or by exercising the option. If the option is allowed to expire, a Portfolio will lose the entire premium it paid. If a Portfolio exercises the option, it completes the sale of the underlying instrument at the strike price. A Portfolio may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

WRITING PUT AND CALL OPTIONS. When a Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The Portfolios may seek to terminate their positions in put options they write before exercise by closing out the options in the secondary market at their current price. If the secondary market is not liquid for a put option a Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. However, this loss should be less than the loss from purchasing the underlying instrument directly, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates each Portfolio to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

COMBINED POSITIONS. Each Portfolio may purchase and write options in combination with each other, or in combination with forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Portfolios may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match the Portfolios' current or anticipated investments exactly. Each Portfolio may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which each typically invests.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolios' investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options markets and the securities markets, from structural differences in how options and securities are traded, or from imposition of daily price fluctuation limits or trading halts.

The Portfolios may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Portfolios' options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

LIQUIDITY OF OPTIONS. There is no assurance a liquid secondary market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Portfolios to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Portfolios to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Portfolios' access to other assets held to cover its options or futures positions could also be impaired.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Portfolios greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

ASSET COVERAGE FOR OPTIONS POSITIONS. The Portfolios will comply with guidelines established by the SEC with respect to coverage of options strategies by mutual funds and, if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Portfolios' assets could impede portfolio management or the Portfolios' ability to meet redemption requests or other current obligations.

Foreign Securities (the International Equity Portfolio, the "International Portfolio"). Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although the International Portfolio seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of the International Portfolio assets is not invested and is earning no return. If the International Portfolio is unable to make intended security purchases due to settlement problems, the International Portfolio may miss attractive investment opportunities. In addition, the International Portfolio may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect the International Portfolio's investments in those countries. In addition, the International Portfolio may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for the International Portfolio. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the International Portfolio intends to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which the International Portfolio has a significant portion of its assets, or deterioration of the relationship between the U.S. and a foreign country, may negatively impact the liquidity of the International Portfolio's securities holdings. The International Portfolio may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:

o        increased social, political and economic instability;

o a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;

o lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;

o foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;

o        relatively new capital market structure or market-oriented economy;

o the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;

o restrictions that may make it difficult or impossible for the International Portfolio to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and

o possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The International Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or initiated by the countries with which they trade.

Depositary Receipts. Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. For purposes of a Fund's/Portfolio's investment policies, investments in Depositary Receipts will be considered to be investments in the underlying securities.

The International Portfolio may invest in foreign securities may invest in:

o American Depositary Receipts ("ADRs") - receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issues. They are designed for use in U.S. securities markets.

o European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") - receipts typically issued by a foreign financial institution to evidence an arrangement similar to that of ADRs.

Depositary Receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issues may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities of underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the Depositary Receipts.

Short-term Investments. The International Portfolio may hold short-term investments consisting of foreign and domestic:

o short-term obligations of sovereign governments, their agencies and instrumentailities, or political subdivisions;

o other short-term debt securities or if unrated, of comparable quality in the opinion of Invista;

o        commercial paper

o bank obligations, certificates of deposit, time deposits and bankers' acceptances; and

o        repurchase agreements.

                             PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of securities are placed on behalf of the respective Portfolios by Highland, Martin, Invista and DMC (collectively, the Advisers) pursuant to authority contained in each Portfolio's Sub-Advisory Agreement or Co-Advisory Agreement, as the case may be. The Advisers are also responsible for the placement of transaction orders for other investment companies and accounts for which they or their affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, the Advisers consider various relevant factors, including, but not limited to, the broker's execution capability, the broker's perceived financial stability, the broker's responsiveness to the Advisers' transaction requests, and the broker's clearance and settlement capability. Commissions for foreign investments traded on foreign exchanges will generally be higher than for U.S. investments and may not be subject to negotiation.

Each Portfolio may execute portfolio transactions with broker-dealers who provide research and execution services to the Portfolios or other accounts over which the Advisers or their affiliates exercise investment discretion. Such services may include research-related computer hardware and software; and furnishing analyses and reports concerning issuers, industries, and economic factors and trends.

The receipt of research from broker-dealers that execute transactions on behalf of each Portfolio may be useful to the Advisers in rendering investment management services to each Portfolio and/or its other clients, and conversely, such information provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Advisers in carrying out their obligations to each Portfolio. The receipt of such research has not reduced the Advisers' normal independent research activities; however, it enables the Advisers to avoid the additional expenses that could be incurred if they tried to develop comparable information through their own efforts.

Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are higher than the commission of other broker-dealers in recognition of their research and execution services. In order to cause each Portfolio to pay such higher commissions, the Advisers must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers viewed in terms of a particular transaction or the Advisers' overall responsibilities to each Portfolio and their other clients. In reaching this determination, the Advisers will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the compensation should be related to those services. During the fiscal year ended June 30, 2000, First Funds directed brokerage transactions to brokers for research services totaling 304,586 in shares and $13,270 in related commissions.

The Advisers are authorized to use research services provided by and to place portfolio transactions, to the extent permitted by law, with brokerage firms that have provided assistance in the distribution of shares of each Portfolio.

The Trustees periodically review the Advisers' performance of their responsibilities in connection with the placement of portfolio transactions on behalf of each Portfolio and review the commissions paid by each Portfolio over representative periods of time to determine if they are reasonable in relation to the benefits to each Portfolio.

The Growth & Income Portfolio paid brokerage commissions in the amounts of $506,493, $493,450 and $167,413 during the fiscal years ended June 30, 2000,
1999, and 1998, respectively. The Capital Appreciation Portfolio paid brokerage commissions in the amounts of $236,998 and $32,472 during the fiscal years ended June 30, 2000 and 1999 and $57,106 for the fiscal period ended June 30, 1998. During the fiscal years ended June 30, 2000, 1999, and 1998, no brokerage commissions were paid by the Growth & Income and Capital Appreciation Portfolios to an affiliated broker of the Trust. No brokerage commissions were paid by the Bond and Intermediate Bond Portfolios during the last three fiscal years.

At a special meeting on May 17, 2000, shareholders of the Capital Appreciation Portfolio approved an Investment Advisory and Management Agreement with DMC, naming DMC as Co-Adviser to the Portfolio. Effective June 1, 2000,

DMC replaced Investment Advisers, Inc. as Co-Adviser to the Capital Appreciation Portfolio. DMC then repositioned the investments of the Capital Appreciation Portfolio to include only companies that met DMC's criteria for investment. As a result, the Capital Appreciation Portfolio experienced an increase in its portfolio turnover rate going from 47% for fiscal year 1999 to 286% for fiscal year 2000. This also caused an increase in brokerage commissions paid by the Capital Appreciation Portfolio.

The Portfolios are required to identify securities of the Trust's "regular brokers or dealers" that they have acquired during the Portfolios' most recent fiscal year. As of June 30, 2000, the Growth & Income Portfolio held common stock shares of Wells Fargo & Co. and money market mutual fund shares of State Street Bank & Trust. The Capital Appreciation Portfolio did not acquire any securities from the Trust's "regular brokers or dealers" during the fiscal year. The Bond Portfolio held corporate bonds issued by Donaldson, Lufkin & Jenrette, Lehman Brothers Inc., Merrill Lynch & Co., and Morgan Stanley Dean Witter & Co. The Intermediate Bond Portfolio held corporate bonds issued by Merrill Lynch & Co. and Morgan Stanley Dean Witter & Co.

From time to time the Trustees will review whether the recapture for the benefit of each Portfolio of some portion of the brokerage commissions or similar fees paid by each Portfolio on portfolio transactions is legally permissible and advisable. Each Portfolio seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible, and, if so, to determine, in the exercise of their business judgment, whether it would be advisable for each Portfolio to seek such recapture.

When two or more Portfolios are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Trustees and each Portfolio's respective Adviser to be equitable to each Portfolio. In some cases this system could have a detrimental effect on the price or value of the security as far as each Portfolio is concerned. In other cases, however, the ability of each Portfolio to participate in volume transactions will produce better executions for each Portfolio. It is the current opinion of the Trustees that the desirability of retaining the Portfolios' Advisers outweighs any disadvantages to the Portfolios that may be said to exist from exposure to simultaneous transactions.

                        VALUATION OF PORTFOLIO SECURITIES

In valuing securities owned by each Portfolio, the Advisers use various methods depending on the market or exchange on which the securities are traded. Securities traded on the New York Stock Exchange (NYSE) or the American Stock Exchange are appraised at the last sale price, or if no sale has occurred, at the closing bid price. Securities traded on other exchanges are appraised as nearly as possible in the same manner. Securities and other assets for which exchange quotations are not readily available are valued on the basis of closing over-the-counter bid prices, if available, or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. Short-term securities maturing in 60 days are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. Convertible securities and fixed-income securities are valued primarily by a pricing service that uses a vendor security valuation matrix, which incorporates both dealer-supplied valuations and electronic data processing techniques. The Advisers believe that this two-fold approach more accurately reflects fair value because it takes into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted, exchange, or over-the-counter prices.

The Trustees have approved the use of pricing services. Securities and other assets for which there is no readily available market are valued in good faith by a committee appointed by the Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a Portfolio if, in the opinion of a committee appointed by the Trustees, some other method (e.g., closing over-the-counter bid prices in the case of debt instruments traded on an exchange) would more accurately reflect the fair market value of such securities.

Generally, the valuation of foreign and domestic equity securities, as well as corporate bonds, U.S. government securities, money market instruments, and repurchase agreements, is substantially completed each day at the close of the NYSE. The values of any such securities held by the Portfolios are determined as of such time for the purpose of computing the

Portfolios' net asset values per share (NAV). Foreign security prices are furnished by independent brokers or quotation services, which express the value of securities in their local currency. State Street Bank & Trust, the Fund Accountant, gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currency into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of the net asset value. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then the security will be valued as determined in good faith.

                                   PERFORMANCE

For each Class of the Bond Portfolios, yields used in advertising are computed by dividing interest income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive dividends during the period, dividing this figure by the NAV at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.

Income calculated for the purposes of determining yields differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, yield may not equal its distribution rate, the income paid to an account, or income reported in financial statements.

Yield information may be useful in reviewing performance and in providing a basis for comparison with other investment alternatives. Yields will fluctuate, unlike investments that pay a fixed interest rate over a stated period of time. Investors should give consideration to the quality and maturity of portfolio securities of the respective investment companies when comparing investments.

Investors should recognize that in periods of declining interest rates, yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the holdings, thereby reducing the current yield. In periods of rising interest rates, the opposite can be expected to occur. As of June 30, 2000, the 30-day yields for Class I, II and III of the Bond Portfolio were 6.85%, 6.29% and 5.99%, respectively; and 6.64%, 6.19% and 5.81% for the
Intermediate Bond Portfolio, respectively.

TOTAL RETURNS for each Class of each Portfolio quoted in advertising reflect all aspects of return, including the effect of reinvesting dividends and capital gain distributions (if any), and any change in NAV over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance. Average annual returns covering periods of less than one year are calculated by determining total return for the period, extending that return for a full year (assuming that performance remains constant over the year), and quoting the result as an annual return. The following table shows total returns as of June 30, 2000 for Class I, Class II, and Class III of the Growth & Income, Capital Appreciation, Bond and Intermediate Bond Portfolios:

                                        Class I Average                   Class II Average                   Class III Average
                                      Annual Total Return                Annual Total Return                Annual Total Return
                                   --------------------------         ---------------------------        ---------------------------
                                    One        5     Since             One        5       Since           One        5       Since
                                   Year      Year   Inception         Year      Year    Inception        Year      Year    Inception
                                   ----      ----   ---------         ----      ----    ---------        ----      ----    ---------
Growth & Income Portfolio          8.15%    23.42%   21.41%           1.62%      n/a     22.19%          6.02%    22.09%    20.15%
Capital Appreciation              41.17%      n/a    14.97%          32.26%      n/a     10.52%         38.64%      n/a     12.09%
Bond Portfolio                     3.35%    (5.59%)  (5.51%)         (0.80%)     n/a      3.71%          1.82%     4.54%     4.38%
Intermediate Bond                  3.97%      n/a     4.19%           1.08%      n/a      2.78%          2.16%      n/a      3.15%

Information for Class IV shares for the Growth & Income and Capital Appreciation Portfolios are not included in the table because the Class has not be in existence for one full calendar year.

CUMULATIVE TOTAL RETURNS reflect the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration. Where applicable, sales loads may or may not be included.

Each Portfolio may compare the performance of each of its Classes or the performance of securities in which it may invest to other mutual funds, especially to those with similar investment objectives. These comparisons may be based on data published by imoneynet.com of Ashland, MA or by Lipper, Inc., an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. Lipper may also rank funds based on yield. In addition to the mutual fund rankings, each Portfolio's performance may be compared to mutual fund performance indices prepared by Lipper. The BOND FUND REPORT AVERAGES', which is reported in the BOND FUND REPORT, covers taxable bond funds. When evaluating comparisons to money market funds, investors should consider the relevant differences in investment objectives and policies. Specifically, money market funds invest in short-term, high-quality instruments and seek to maintain a stable $1.00 share price. The Bond Portfolios, however, invest in longer-term instruments and their share price changes daily in response to a variety of factors. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

Because the fees for Class II, Class III and Class IV are higher than the fees for Class I, yields and returns for those classes will be lower than for Class I.

MOVING AVERAGES. The Portfolios may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

NET ASSET VALUE. Charts and graphs using the Portfolios' net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the Portfolio and reflects all elements of its return. Unless otherwise indicated, the Portfolio's adjusted NAVs are not adjusted for sales charges, if any.

From time to time, each Portfolio's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Portfolios may quote Morningstar, Inc. in their advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance.

Each Portfolio may be compared in advertising to certificates of deposits (CD's) or other investments issued by banks. Mutual funds differ from bank investments in several respects. For example, the Portfolios may offer greater liquidity or higher potential returns than CD's, and the Portfolio does not guarantee your principal or your return.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the return of different indices.

The Growth & Income Portfolio may compare its performance to that of the Standard & Poor's Composite Index of 500 stocks (S&P 500), a widely recognized, unmanaged index of the combined performance of the stocks of 500 American companies. The Capital Appreciation Portfolio may compare its performance to that of the S&P 500, the Standard & Poor's 400 Midcap Index, the Russell 2000 Growth Index or the Russell 2500 Growth Index. The Bond Portfolio may compare its performance to that of the Lehman Brothers Government Bond Index, an index comprised of all public obligations of the U.S. Treasury, U.S. government agencies, quasi-federal corporations, and corporate debt guaranteed by the U.S. government, and the Lehman Brothers Credit Bond Index, an index comprised of all public, fixed-rate, non-convertible investment-grade domestic corporate debt. Issues included in this index are rated at least Baa by Moody's or BBB by S&P, or in the case of non-rated bonds, BBB by Fitch Investors Service. The Government Bond Index and the Credit Bond Index are combined to form the Government/Credit Bond Index. The Intermediate Bond Portfolio may compare its performance to that of the Lehman Brothers Intermediate Government/Credit Bond Index, which consists of the Government/Credit Bond Index securities with maturities less than ten years. Each Portfolio may also quote mutual fund rating services in its advertising materials, including data from a mutual fund rating service which rates mutual funds on the basis of risk adjusted performance.

Each Portfolio may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, the investor invests a fixed dollar amount at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit nor guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The following holiday closings have been scheduled: Thanksgiving Day, Christmas Day, New Year's Day, Dr. Martin Luther King Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day and Labor Day. Although the same holiday schedule is expected to be observed in the future, the New York Stock Exchange and the Federal Reserve Bank of New York (New York Federal Reserve) may modify their holiday schedules at any time.

If the Trustees determine that existing conditions make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing each Portfolio's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and will incur any costs of sale, as well as the associated inconveniences.

Pursuant to Rule 11a-3 under the 1940 Act, each Portfolio is required to give shareholders at least 60 days' notice prior to terminating or modifying each Portfolio's exchange privilege. Under Rule 11a-3, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee or deferred sales charge ordinarily payable at the time of exchange, or (ii) under extraordinary circumstances, a Portfolio temporarily suspends the offering of shares as permitted under the 1940 Act or by the SEC or because it is unable to invest amounts effectively in accordance with its investment objective and policies. This exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor Regulations.

ADDITIONAL CLASS II INFORMATION

PURCHASE INFORMATION. As provided for in Rule 22d-1 under the 1940 Act, ALPS, exercises its right to waive each Portfolio's Class II shares' maximum sales charge in connection with the Portfolio's merger with or acquisition of any investment company or trust.

                             DISTRIBUTIONS AND TAXES

DIVIDENDS. A portion of the income distributed by the Equity Portfolios may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Portfolios' income is derived from qualifying dividends. Because the Portfolios may also earn other types of income, such as interest, income from securities loans, non-qualifying dividends and short-term capital gains, the percentage of dividends from each Portfolio that qualifies for the deduction will generally be less than 100%. Each Portfolio will notify corporate shareholders annually of the percentage of portfolio dividends, which qualify for the dividends-received deduction. Because the income earned by the Bond Portfolios is primarily derived from interest, dividends from each such Portfolio generally will not qualify for the dividends-received deduction available to corporations. A portion of each Portfolio's dividends derived from certain U.S. government obligations may be exempt from state and local taxation. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income, and therefore increase (decrease) dividend distributions. Each Portfolio will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

CAPITAL GAIN DISTRIBUTIONS. Distributions of gains from the sale of assets held by a Portfolio for more than one year generally are taxable to shareholders of that Portfolio at the applicable long-term capital gains rate, regardless of how long the shareholders have owned their Portfolio shares.

Short-term capital gains distributed by a Portfolio, if any, are taxable to shareholders as dividends, not as capital gains. Distributions from short-term capital gains do not qualify for the dividends-received deduction.

FOREIGN TAXES. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Because each Portfolio does not currently anticipate that securities of foreign corporations will constitute more than 50% of each Portfolio's total assets at the end of its fiscal year, shareholders should not expect to claim a foreign tax credit or deduction on their federal income tax returns with respect to foreign taxes withheld.

TAX STATUS OF THE TRUST. Each Portfolio has qualified in prior fiscal years and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code), so that each Portfolio will not be liable for federal income or excise taxes on net investment income or capital gains to the extent that these are distributed to shareholders in accordance with applicable provisions of the Code. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes, each Portfolio intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis. Each Portfolio also intends to comply with other federal tax rules applicable to regulated investment companies. The Portfolio's principal place of business is located in Denver, Colorado. The Portfolio intends to comply with Colorado tax rules applicable to registered investment companies.

If the Portfolios purchase shares in certain foreign investment entities, called passive foreign investment companies (PFICs), they may be subject to U.S. federal income tax on a portion of any excess distribution or gain from the disposition of such shares. Interest charges may also be imposed on the Portfolios with respect to deferred taxes arising from such distributions or gains.

OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each Portfolio and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on distributions received from each Portfolio. Investors should consult their tax advisers to determine whether each Portfolio is suitable to their particular tax situation.

                              TRUSTEES AND OFFICERS

Information regarding the Trustees and executive officers of the Trust is set forth in the table below. Each Trustee or officer that is an "interested person" (as defined in the 1940 Act) by virtue of his affiliation with First Tennessee or ALPS, is indicated by an asterisk (*).

                                                         INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                Position(s) Held                              Principal Occupation
          Name, Address, and Age                   with Trust                                  During Past 5 Years
          ----------------------                ----------------                              --------------------
JOHN A. DECELL, age 65,                              Trustee         Mr. DeCell is the proprietor of DeCell & Company (real estate
5178 Wheelis Dr., Suite 2                                            and  business consulting), and President of Capital Advisers,
Memphis, TN                                                          Inc. (real estate consulting and asset management).

L. R. JALENAK, JR., age 71,                          Trustee         Mr. Jalenak was Chairman of the Board (1990 -1993 (retired)),
6094 Apple Tree Drive, Suite 11 Memphis, TN                          Cleo Inc. (manufacturer of gift-related products), a Gibson
Memphis, TN                                                          Greetings Company. Mr. Jalenak is also a Director of Perrigo
                                                                     Company (1988 - present), Lufkin Industries (1990 - present),
                                                                     Dyersburg Corporation (1990 - present), was President and CEO
                                                                     (until 1990) of Cleo Inc., and was a Director of Gibson
                                                                     Greetings, Inc. from 1983 to 1991.

LARRY W. PAPASAN, age 60,                            Trustee         Mr. Papasan is President of Smith & Nephew, Inc. (orthopedic
5114 Winton Place                                                    division). Mr. Papasan is a former Director of First American
Memphis, TN                                                          National Bank of Memphis and The West Tennessee Board of First
                                                                     American National Bank (1988 - 1991) and was President of
                                                                     Memphis Light Gas and Water Division of the City of Memphis
                                                                     (1984 - 1991). Mr. Papasan is also a member of the Board
                                                                     of the Plough Foundation, a non-profit trust.

RICHARD C. RANTZOW, age 62,                   Chairman and Trustee   Mr. Rantzow was Vice President/Director, Ron Miller Associates,
5790 Shelby Avenue                                                   Inc. (manufacturer). Mr. Rantzow was Managing Partner (until
Memphis, TN                                                          1990) of the Memphis office of Ernst & Young.



                                                   INTERESTED TRUSTEES AND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
*GEORGE P. LEWIS, age 62,                     Trustee                Mr. Lewis is currently a director of Methodist Home Care and
7133 Bell Manor Cove                                                 Methodist Extended Care Hospital, a non-profit health care
Germantown, TN                                                       company. From 1976 until October 1999, Mr. Lewis was Executive
                                                                     Vice President and Manager of Money Management Group of First
                                                                     Tennessee Bank. During that time he was also a director of certain First Tennessee affiliates including Hickory Venture
                                                                     Capital Corporation, a venture capital company, and First
                                                                     Tennessee Brokerage, a broker/dealer. He was also a director for Martin & Company and Highland Capital Management Corp.,
                                                                     both investment advisers and affiliates of First Tennessee.
                                                                     Because of his affiliation with First Tennessee, Mr. Lewis is considered an "Interested" Trustee of First Funds Trust.

*JEREMY O. MAY, age 31,                       Treasurer              Mr. May is a Vice President and Director of Mutual Fund
370 17th Street                                                      Operations at ALPS, the Administrator and Distributor. Prior to
Denver, CO                                                           joining ALPS, Mr. May was an auditor with Deloitte & Touche LLP in their Denver office.

*RUSSELL C. BURK, age 42,                     Secretary              Mr. Burk is General Counsel of ALPS. Prior to joining ALPS, Mr.
370 17th Street                                                      Burk served as Securities Counsel for Security Life of Denver,
Denver, CO                                                           a wholly-owned subsidiary of ING.

The Trustees of the Trust each receive from the Trust an annual fee of $6,000 and a fee in the amount of $2,000 for attending each regularly scheduled quarterly meeting of the Trustees and $500 for each unscheduled meeting. The Trustees were compensated as follows for their services provided during the Trust's fiscal year ended June 30, 2000:




                                                                      Pension or                                    Aggregate
                                                                      Retirement             Estimated             Compensation
                                                Aggregate              Benefits                Annual             From the Trust
                                               Compensation           Accrued As              Benefits               and Fund
                                                 from the            Part of Fund               Upon               Complex Paid
Name                                              Trust                Expenses              Retirement            to Trustees
----                                           ------------          ------------            ----------           --------------
Thomas M. Batchelor                              $15,500                  $0                     $0                  $15,500
Trustee

John A. DeCell                                   $15,500                  $0                     $0                  $15,500
Trustee

L.R. Jalenak, Jr.                                $15,500                  $0                     $0                  $15,500
Trustee

George P. Lewis                                  $12,000                  $0                     $0                  $12,000
Trustee

Larry W. Papasan                                 $15,500                  $0                     $0                  $15,500
Trustee

Richard C. Rantzow                               $15,500                  $0                     $0                  $15,500
Trustee

For the year ended December 31, 2000, the "interested" trustees' beneficial ownership in each Portfolio and the Portfolio Complex are as follows:

                                              EQUITY OWNERSHIP IN THE PORTFOLIO                                    EQUITY
                      ------------------------------------------------------------------------------------        OWNERSHIP
                      Growth &         Capital                                                                      WITH
   INTERESTED          Income        Appreciation         Bond          Intermediate        International         PORTFOLIO
    TRUSTEES          Portfolio       Portfolio         Portfolio      Bond Portfolio     Equity Portfolio         COMPLEX
   ----------         ---------      ------------       ---------      --------------     ----------------        ---------
George P. Lewis

For the year ended December 31, 2000, the "Independent" trustees' beneficial ownership in each Portfolio and the Portfolio Complex are as follows:

                                                 EQUITY OWNERSHIP IN THE PORTFOLIO                                    EQUITY
                         ------------------------------------------------------------------------------------        OWNERSHIP
                         Growth &         Capital                                                                      WITH
   INTERESTED             Income        Appreciation         Bond          Intermediate        International         PORTFOLIO
    TRUSTEES             Portfolio       Portfolio         Portfolio      Bond Portfolio     Equity Portfolio         COMPLEX
   ----------            ---------      ------------       ---------      --------------     ----------------        ---------
Thomas M. Batchelor

John A. DeCell

L.R. Jalenak, Jr.

Larry W. Papasan

Richard C. Rantzow

As of September 30, 2000, the officers and trustees of the Trust owned as a group less than 1% of the outstanding shares of any Portfolio.

                         INVESTMENT ADVISORY AGREEMENTS

The Growth & Income, Bond and Intermediate Bond Portfolios employ First Tennessee Bank National Association, Memphis, Tennessee, to furnish investment advisory and other services to each such Portfolio. Under the Investment Advisory and Management Agreement with each such Portfolio, First Tennessee is authorized to appoint one or more sub-advisers at First Tennessee's expense. Highland Capital Management Corp., Memphis, Tennessee, acts as Sub-Adviser to the Growth & Income and Bond Portfolios. Martin & Company, Inc., Knoxville, Tennessee, acts as Sub-Adviser to the Intermediate Bond Portfolio. Subject to the direction of the Trustees and of First Tennessee, the Sub-Advisers will direct the investments of these Portfolios in accordance with their respective investment objective, policies and limitations.

At a special meeting on May 17, 2000, shareholders of the Capital Appreciation Portfolio of First Funds approved an Investment Advisory and Management Agreement between First Funds and DMC named DMC as Co-Adviser to the Capital Appreciation Portfolio. By vote of a majority of shareholder of the Capital Appreciation Portfolio, DMC replaced Investment Advisers, Inc., ("IAI") as co-adviser to that Portfolio.

First Tennessee and DMC, Philadelphia, Pennsylvania, act as Co-Advisers to the Capital Appreciation Portfolio. Subject to the direction of the Trustees and monitoring by First Tennessee, DMC directs the investments of this Portfolio in accordance with the Portfolio's investment objective, policies and limitations.

In addition to First Tennessee's and DMC's fees and the fees payable to the Transfer Agent, Pricing and Accounting Agent, and to the Administrator, each Portfolio pays for all its expenses, without limitation, that are not assumed by these parties. Each Portfolio pays for typesetting, printing and mailing of proxy material to existing shareholders, legal expenses, and the fees of the custodian, auditor and Trustees. Other expenses paid by each Portfolio include: interest, taxes, brokerage commissions, each Portfolio's proportionate share of insurance premiums, and costs of registering shares under federal and state securities laws. Each Portfolio is also liable for such nonrecurring expenses as may arise, including costs of litigation to which each Portfolio is a party, and its obligation under the Declaration of Trust to indemnify its officers and Trustees with respect to such litigation.

For managing the investment and business affairs of the Growth & Income, Capital Appreciation, Bond and Intermediate Bond Portfolios, First Tennessee is entitled to receive a monthly management fee at the annual rate of .65%, .15%, .55% and
 .50% of each Portfolio's average net assets, respectively. First Tennessee has voluntarily agreed to waive its fee to .30% and .30% of the average net assets of the Bond and Intermediate Bond Portfolios, respectively. The fee waivers may be discontinued at any time. For the fiscal years ended June 30, 2000, 1999, and 1998, First Tennessee earned $6,396,817, $5,385,198, and $3,169,117 from the
Growth & Income Portfolio, respectively, before waiving $744,918, $1,242,738, and $731,335 of its fees, respectively. For the fiscal years ended June 30, 2000, 1999, and 1998, First Tennessee earned $1,276,424, $1,272,593, and
$887,260 from the Bond Portfolio, respectively, before waiving $758,553, $925,522, and $645,280 of its fees, respectively. For the fiscal year ended June 30, 2000, First Tennessee earned $64,012 from the Capital Appreciation Portfolio before waiving $27,614 of its fees. For the fiscal year ended June 30, 2000, First Tennessee earned $1,103,772 from the Intermediate Bond Portfolio before waiving $782,798 of its fees. For the fiscal year ended June 30, 1999, First Tennessee earned $49,965 and $1,073,039, respectively, from the Capital Appreciation and Intermediate Bond Portfolios before waiving these amounts. For the fiscal period ended June 30, 1998, First Tennessee earned $32,970 and $320,973, respectively, from the Capital Appreciation and Intermediate Bond Portfolios before waiving these amounts. For the fiscal year ended June 30, 2000, IAI earned $271,147 and DMC earned $27,574 from the Capital Appreciation Portfolio. For the fiscal year ended June 30, 1999, IAI earned $233,170 from the Capital Appreciation Portfolio. For the fiscal period ended June 30, 1998, IAI earned $153,858 from the Capital Appreciation Portfolio.

Under its Investment Advisory and Management Agreement with each of the Growth & Income, Bond and Intermediate Bond Portfolios, First Tennessee is authorized, at its own expense, to hire sub-advisers to provide investment advice to each such Portfolio. As Sub-Adviser, Highland is entitled to receive from First Tennessee a monthly sub-advisory fee at the annual rate of .38% of Growth & Income Portfolio's average net assets and .33% of Bond Portfolio's average net assets. As Sub-Adviser, Martin is entitled to receive from First Tennessee a monthly sub-advisory fee at the annual rate of
 .30% of Intermediate Bond Portfolio's average net assets. As Co-Adviser to the Capital Appreciation Portfolio, DMC is entitled to receive .70% of that Portfolio's average net assets up to $50 million and .65% thereafter. Under the terms of each sub-advisory agreement with First Tennessee and DMC's Investment Advisory and Management Agreement with the Trust, the Sub-Advisers, subject to the supervision of First Tennessee, and DMC supervise the day-to-day operations of their respective Portfolios and provide investment research and credit analysis concerning their respective Portfolios' investments, conduct a continual program of investment of their respective Portfolios' assets and maintain the books and records required in connection with their duties under their advisory agreements. In addition, the Sub-Advisers and DMC keep First Tennessee informed of the developments materially affecting each Portfolio. The Sub-Advisers for the Bond and Intermediate Bond Portfolios are currently waiving some or all of the fees they are entitled to receive from First Tennessee.

         The Trustees take into consideration various factors in evaluating the renewal of an existing investment advisory agreement. The Trustees request and assess comprehensive information about the investment adviser's services, including a complete description of the services which are provided to the Portfolio under the advisory agreement, a report on the Portfolio's compliance with applicable investment objectives, policies, and restrictions, and applicable requirements of the Internal Revenue Code, a report containing relevant performance data for the Portfolio, and comparisons of that performance data to the performance of a representative sample of comparable funds and to the performance of recognized indices. The Trustees also receive, from the adviser, recent financial statements, including a balance sheet and income statement, in order to assess the adviser's financial condition.

         After considering the nature and quality of the services to be provided by the adviser, the Trustees next evaluate the reasonableness of the compensation to be paid by the Portfolio to the adviser. Additionally, the Trustees consider the reasonableness of the adviser's potential profit, if any, projected from the fees under the advisory agreement.

                                 CODE OF ETHICS

Each Portfolio permits "Access Persons" as defined by Rule 17j-1 under the 1940 Act to engage in personal securities transactions, subject to the terms of the Code of Ethics (the "Code") that has been adopted by the Portfolios' Board of Trustees. Access Persons are required to follow the guidelines established by the Code in connection with all personal securities transactions and are subject to certain prohibitions on personal trading. First Tennessee and the Advisers, pursuant to Rule 17j-1 and other applicable laws, and pursuant to the Code, must adopt and enforce its own Code of Ethics appropriate to its operations. The Board of Trustees is required to review and approve the Code of Ethics for First Tennessee, the Advisers and Distributor. First Tennessee and the Advisers are also required to report to the Portfolios' Board of Trustees on a quarterly basis with respect to the administration and enforcement of such Code of Ethics, including any violations thereof which may potentially affect the Portfolios.

                  ADMINISTRATION AGREEMENT AND OTHER CONTRACTS

ADMINISTRATOR AND DISTRIBUTOR. ALPS is the Administrator and Distributor to each Portfolio. ALPS, a Colorado corporation, is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

As the Administrator, ALPS assists in each Portfolio's administration and operation, including, but not limited to, providing various legal and accounting services in connection with the regulatory requirements applicable to each Portfolio. ALPS is entitled to and receives from each Portfolio a monthly fee at the annual rate of .15% of average net assets.

For the fiscal years ended June 30, 2000, 1999, and 1998, ALPS earned administration fees in the amount of $1,476,188, $1,242,738, and $731,335, respectively, from the Growth & Income Portfolio. For the fiscal years ended June 30, 2000, 1999, and 1998, ALPS earned administration fees in the amount of $348,116, $347,071, and $241,980 from the Bond Portfolio, respectively. For the fiscal years ended June 30, 2000 and 1999, ALPS earned administration fees in the amounts of $64,012 and $49,965 from the Capital Appreciation Portfolio. For the fiscal period ended June 30, 1998, ALPS earned administration fees in the amount of $32,970 from the Capital Appreciation Portfolio before waiving $10,780 of its fees. For the fiscal years ended June 30, 2000 and 1999, ALPS earned administration fees in the amounts of $331,132 and $321,911 from the Intermediate Bond Portfolio before waiving $0 and $2,867 of its fees, respectively. For the fiscal period ended June 30, 1998, ALPS earned administration fees in the amount of $96,292 from the Intermediate Bond Portfolio before waiving $5,595 of its fees.

First Tennessee serves as the Co-Administrator for each Portfolio. As the Co-Administrator, First Tennessee assists in each Portfolio's operation, including, but not limited to, providing non-investment related research and statistical data and various operational and administrative services. First Tennessee is entitled to receive from each Portfolio a monthly fee at the annual rate of .05% of average net assets. For the fiscal years ended June 30, 2000, 1999, and 1998, First Tennessee earned co-administration fees in the amount of $492,063, $414,246, and $243,778 from the Growth & Income Portfolio, respectively. For the fiscal years ended June 30, 2000, 1999, and 1998, First Tennessee earned co-administration fees in the amount of $116,038, $115,690, and $80,660 from the Bond Portfolio, respectively. For the fiscal years ended June 30, 2000 and 1999, First Tennessee earned co-administration fees in the amount of $21,337, $16,655 and $110,377, $107,304, from the Capital Appreciation and Intermediate Bond Portfolios, respectively. For the fiscal period ended June 30, 1998, First Tennessee earned co-administration fees in the amount of $10,990 and $32,087, from the Capital Appreciation and Intermediate Bond Portfolios, respectively.

As the Distributor, ALPS sells shares of Class I as agent on behalf of the Trust at no additional cost to the Trust. Class III and Class IV are obligated to pay ALPS monthly a 12b-1 fee at the annual rate of up to .75% and 1.00% of average net assets, respectively, all or a portion of which may be paid out to broker-dealers or others involved in the distribution of Class III and Class IV shares. This fee may be limited from time to time by the Board of Trustees. See "Administration Agreements and Other Contracts - Distribution Plan." Classes II and III pay shareholder servicing fees to Investment Professionals at an annual rate of .25% of average net assets as more fully described under the section "Administration Agreements and Other Contracts - Shareholder Services Plans." First Tennessee and its affiliates neither participate in nor are responsible for the underwriting of Portfolio shares. Consistent with applicable law, affiliates of First Tennessee may receive commissions or asset-based fees.

For the fiscal years ended June 30, 2000, 1999, and 1998, ALPS earned underwriter commissions from the Growth & Income Portfolio in the amount of $51,337, $65,545, and $37,000, respectively. For the fiscal years ended June 30, 2000, 1999, and 1998, ALPS earned underwriter commissions from the Capital Appreciation Portfolio in the amount of $2,071, $2,679, and $2,000, respectively. For the fiscal years ended June 30, 2000, 1999, and 1998, ALPS earned underwriter commissions from the Bond Portfolio in the amount of $280, $1,370, and $0, respectively. For the fiscal years ended June 30, 2000, 1999, and 1998, ALPS earned underwriter commissions from the Intermediate Bond Portfolio in the amount of $254, $2,928, and $0, respectively.

TRANSFER AGENT, FUND ACCOUNTING AND CUSTODIAN. State Street Bank & Trust Company, through its affiliate Boston Financial Data Services, provides transfer agent and shareholder services for each Portfolio. For such services, State Street is entitled to receive a fee from each Portfolio based on their net asset value, plus out-of-pocket expenses.

State Street, 1 Heritage Drive, North Quincey, MA 02171, is also Custodian of the assets of the Portfolios and calculates the NAV and dividends of each Class of each Portfolio and maintains the portfolio general accounting records. The Custodian is responsible for the safekeeping of each Portfolio's assets and the appointment of sub-custodian banks and clearing agencies. For such services, State Street is entitled to receive a fee from each Portfolio based on its net asset value, plus certain minimum monthly accounting fees and out-of-pocket expenses. The Custodian takes no part in determining the investment policies of the Portfolios or in deciding which securities are purchased or sold by the Portfolios. The Portfolios, however, may invest in obligations of the Custodian and may purchase securities from or sell securities to the Custodian.

DISTRIBUTION PLAN. The Trustees of the Trust have adopted a Distribution Plan on behalf of Class III of each Portfolio (each a "Class III Plan") and Class IV of the Growth & Income and Capital Appreciation Portfolios (each a "Class IV Plan") pursuant to Rule 12b-1 (the Rule) under the 1940 Act. The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is intended primarily to result in the sale of shares of the fund except pursuant to a plan adopted by the fund under the Rule. The Trustees have adopted the Plans to allow each class to compensate ALPS for incurring distribution expenses. ALPS receives a Distribution and Service fee (12b-1 fee) of up to

0.75% of the average net assets of Class III shares of each Portfolio and up to 1.00% of the average net assets of Class IV shares of the Growth & Income and Capital Appreciation Portfolios, although the Trustees may limit such fees from time to time for one or more Portfolios (see the current Prospectus for each Portfolio for information concerning such limitations). These fees are in addition to the fees paid to ALPS under the Administration Agreement. The Trust or ALPS, on behalf of Class III of each Portfolio and Class IV of the Growth & Income and Capital Appreciation Portfolios, may enter into servicing agreements (Service Agreements) with banks, broker-dealers or other institutions (Agency Institutions).

Each Class III and Class IV Plan provides that ALPS may use its fees and other resources to make payments to Agency Institutions for performance of distribution-related services, including those enumerated above. The Service Agreements further provide for compensation to broker-dealers for their efforts to sell Class III and Class IV shares. The distribution-related services include, but are not limited to, the following: formulation and implementation of marketing and promotional activities, such as mail promotions and television, radio, newspaper, magazine and other mass media advertising; preparation, printing and distribution of sales literature; preparation, printing and distribution of prospectuses of each Portfolio and reports to recipients other than existing shareholders of each Portfolio; obtaining such information, analysis and reports with respect to marketing and promotional activities as ALPS may, from time to time, deem advisable; making payments to securities dealers and others engaged in the sales of Class III and Class IV shares; and providing training, marketing and support to such dealers and others with respect to the sale of Class III and Class IV shares. Each Class III and Class IV Plan recognizes ALPS may use its fees and other resources to pay expenses associated with the promotion and administration of activities primarily intended to result in the sale of shares.

Each Plan has been approved by the Trustees, including the majority of disinterested Trustees. As required by the Rule, the Trustees carefully considered all pertinent factors relating to the implementation of the Plans prior to its approval, and have determined that there is a reasonable likelihood that each Plan will benefit each Portfolio and its shareholders. To the extent that the Class III and Class IV Plans give ALPS greater flexibility in connection with the distribution of shares of the class, additional sales of shares may result.

The Class III and Class IV Plans could be construed as compensation plans because ALPS is paid a fixed fee and is given discretion concerning what expenses are payable under the Plans. ALPS may spend more for marketing and distribution than it receives in fees and reimbursements from each Portfolio. However, to the extent fees received exceed expenses, including indirect expenses such as overhead, ALPS could be said to have received a profit. For example, if ALPS pays $1 for Class III distribution-related expenses and receives $2 under a Class III Plan, the $1 difference could be said to be a profit for ALPS. (Because ALPS is reimbursed for its out-of-pocket direct promotional expenses, each Plan also could be construed as a reimbursement plan. Until the issue is resolved by the SEC, unreimbursed expenses incurred in one year will not be carried over to a subsequent year). If after payments by ALPS for marketing and distribution there are any remaining fees attributable to a Class III or Class IV Plan, these may be used as ALPS may elect. Since the amount payable under each Plan will be commingled with ALPS's general funds, including the revenues it receives in the conduct of its business, it is possible that certain of ALPS' overhead expenses will be paid out of Plan fees and that these expenses may include items such as the costs of leases, depreciation, communications, salaries, training and supplies. Each Portfolio believes that such expenses, if paid, will be paid only indirectly out of the fees being paid under the Plan.

Regarding Class III shares, ALPS pays the entire distribution fee (up to 0.75% of average net assets) as compensation to investment dealers. In the case of Class IV shares, ALPS retains 0.25% of the 1.00% distribution fee during the first year. After year one, ALPS pays this 0.25% as compensation to investment dealers. In addition, ALPS pays First Tennessee Bank 0.75% of the 1.00% distribution fee on Class IV shares as compensation for its initial expense of paying investment dealers a commission upon sales of those shares. For the fiscal year ended June 30, 2000, Class III of the Growth & Income, Capital Appreciation, Bond and Intermediate Bond Portfolios paid distribution fees in the amounts of $740,407, $3,737, $17,184 and $7,565, respectively. For the fiscal period ended June 30, 2000, Class IV of the Growth & Income and Capital Appreciation Portfolios paid distribution fees in the amounts of $24,157 and $161, respectively.

SHAREHOLDER SERVICE PLANS. In addition to the Rule 12b-1 Distribution Plans described above, Class II and Class III have adopted Shareholder Services Plans to compensate Agency Institutions for individual shareholder services and account maintenance. These functions include: maintaining account records for each shareholder who beneficially owns Class II and Class III shares; answering questions and handling correspondence from shareholders about their accounts; handling the transmission of funds representing the purchase price or redemption proceeds; issuing confirmations for transactions in

Class II and Class III shares by shareholders; assisting customers in completing application forms; communicating with the transfer agent; and providing account maintenance and account level support for all transactions. For these services the participating Agency Institutions are paid a service fee at the annual rate of up to .25% of average net assets of Class II and Class III.

For the fiscal year ended June 30, 2000, the Growth & Income, Capital Appreciation, Bond and Intermediate Bond Portfolios paid shareholder servicing fees in the following amounts:

                         Growth & Income         Capital Appreciation             Bond                Intermediate Bond
                            Portfolio                 Portfolio                 Portfolio                 Portfolio
                         ---------------         --------------------           ---------             -----------------
Class II                     $239,818                   $6,793                   $14,406                   $14,888

Class III                    $246,802                   $1,246                   $ 5,728                   $ 2,522

                            DESCRIPTION OF THE TRUST

TRUST ORGANIZATION. Growth & Income Portfolio, Capital Appreciation Portfolio, Bond Portfolio and Intermediate Bond Portfolio are Portfolios of First Funds, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated March 6, 1992, as amended and restated on September 4, 1992. The Declaration of Trust permits the Trustees to create additional Portfolios and Classes. There are nine Portfolios of the Trust, five with three Classes and four with four Classes.

The assets of the Trust received for the issue or sale of shares of each Portfolio and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specially allocated to such Portfolio, and constitute the underlying assets of such Portfolio. The underlying assets of each Portfolio are segregated on the books of account, and are to be charged with the liabilities with respect to such Portfolio and with a share of the general expenses of the Trust. Expenses with respect to the Trust are to be allocated in proportion to the asset value of the respective Portfolios except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which expenses are allocable to a given Portfolio, or which are general or allocable to all of the Portfolios. In the event of the dissolution or liquidation of the Trust, shareholders of a Portfolio are entitled to receive as a class the underlying assets of such Portfolio available for distribution.

SHAREHOLDER AND TRUSTEE LIABILITY. The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts's law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees shall include a provision limiting the obligations created thereby to the Trust and its assets. The Declaration of Trust provides for indemnification out of each Portfolio's property of any shareholders held personally liable for the obligations of each Portfolio. The Declaration of Trust also provides that each Portfolio shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Portfolio and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. The Trustees believe that, in view of the above, the risk of personal liability to shareholders is remote.

The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

As of September 30, 2000, the following shareholders owned more than 5% of the outstanding shares of the indicated Class of the Portfolios.

                                                                                Total                % of          Total Outstanding
Name and Address                             Portfolio          Class       Shares Owned           Class Held          in Class
----------------                             ---------          -----       ------------           ----------      -----------------
First Tennessee National Corp.            Growth & Income         I         5,218,106.803           17.25%          30,246,863.088
D/B Pension Plan
Memphis, TN

First Tennessee National Corp.            Growth & Income         I         1,922,705.835            6.36%          30,246,863.088
Savings Plan - Fund A
Memphis, TN

NFSC FEBO                                 Growth & Income        II           241,765.649            5.77%           4,187,711.154
Memphis Commerce Square
Reinvest Account
One Commerce Square 4th Floor
Memphis, TN 38150-0001

First Tennessee National Corp.         Capital Appreciation       I         2,862,603.788           87.72%           3,263,328.120
D/B Pension Plan
Memphis, TN

Resources Trust Company                Capital Appreciation      II           117,426.131           34.15%             343,805.372
for IMS Customers
P.O. Box 3865
Englewood, CO 80155-3865

Otto Kruse                             Capital Appreciation      II            20,855.390            6.07%             343,805.372
5623 Hillsboro Road
Nashville, TN 37215-4224

State Street Bank & Trust              Capital Appreciation     III             4,299.621            7.76%              55,396.829
Custodian for the IRA of
FBO Guy Garret Lansky
2113 Old Lake Pike
Memphis, TN 38119-5519

NFSC FEBO                              Capital Appreciation     III             3,465.003            6.25%              55,396.829
James S. Thomas
Judith Thomas
302 Ramblewood Drive
Jackson, TN 38305-1853

NFSC FEBO                              Capital Appreciation      IV             1,435.750            5.79%              24,787.568
Robert L. Burns
5344 Panda Lane
Memphis, TN 38120-1550

First Tennessee National Corp.                 Bond               I        10,021,904.089           43.13%          23,234,656.608
D/B Pension Plan
Memphis, TN

                                                                                Total                % of          Total Outstanding
Name and Address                             Portfolio          Class       Shares Owned           Class Held          in Class
----------------                             ---------          -----       ------------           ----------      -----------------
Jewish Foundation                              Bond              II           343,023.472            54.12%             633,762.542
5118 Park Avenue, Suite 255
Memphis, TN 38117

Hickory Hill Family Med                        Bond              II            64,062.938            10.11%             633,762.542
3530 Hickory Hill Road
Memphis, TN 38117

Jere H. Taylor                                 Bond             III            12,310.086             7.29%             168,796.184
3024 Winder Drive
Memphis, TN 38128-5347

State Street Bank & Trust                      Bond             III             9,426.370             5.58%             168,796.184
Custodian for the IRA of
Susan Schmidt Bies
8379 Creek Bridge Cv.
Germantown, TN 38138-6242

The University of Tennessee              Intermediate Bond        I         1,021,179.773             5.09%          20,073,492.504
c/o Charles M. Peccolo, Jr.
301 Andy Holt Tower, Suite 600
Knoxville, TN 37996-0100

The Trust Co. of Knoxville               Intermediate Bond       II           223,145.151            24.64%             905,742.767
Retirement Plan
620 Market Street, Suite 300
Knoxville, TN 37902-2290

Resources Trust Company                  Intermediate Bond       II           171,317.729            18.91%             905,742.767
for IMS Customers
P.O. Box 3865
Englewood, CO 80155-3865

The Trust Co. of Knoxville               Intermediate Bond       II            65,849.329             7.27%             905,742.767
Modern Supply Company
Pension Plan
P.O. Box 789
Knoxville, TN 37901-0789

Walter W. Layson                         Intermediate Bond      III            20,601.790            16.15%             127,599.581
871 San Simeon Drive
Concord, CA 94518-2156

Mary Beth Cooney Trust                   Intermediate Bond      III            18,712.860            14.67%             127,599.581
1243 N.W. 14th Street
Boca Raton, FL 33486-1214

Mary Bess Hatfield                       Intermediate Bond      III            15,797.414            12.38%             127,599.581
672 Hickory Brook Road
Chattanooga, TN 37421-6753

                                                                                Total                % of          Total Outstanding
Name and Address                             Portfolio          Class       Shares Owned           Class Held          in Class
----------------                             ---------          -----       ------------           ----------      -----------------
NFSC FEBO                                Intermediate Bond       III         12,918.578             10.12%            127,599.581
Kathleen H. Hood
4212 Spar Drive
Knoxville, TN 37918-5419

First Tennessee Bank                     Intermediate Bond       III         10,795.607              8.46%            127,599.581
FBO Andrews Jones & Midyett
Southern Brokerage Auto.
Attn: Michael Peeler
P.O. Box 100
Franklin, TN 37065-0100

NFSC FEBO                                Intermediate Bond       III         10,696.354              8.38             127,599.581
Comserv Inc.
James Crinklaw
895 North White Station
Memphis, TN 38122-3021

John R. Stagmaier                        Intermediate Bond       III          8,989.964              7.05%            127,599.581
1175 James Boulevard
Signal Mountain, TN 37377-2544

Susan S. Garrett                         Intermediate Bond       III          8,973.159              7.03%            127,599.581
1917 Suck Creek Road
Chattanooga, TN 37405-9727

VOTING RIGHTS. Each Portfolio's capital consists of shares of beneficial interest. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the Trust or a Portfolio may, as set forth in the Declaration of Trust, call meetings of the Trust or a Portfolio for any purpose related to the Trust or Portfolio, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any Portfolio may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the Trust or that Portfolio. If not so terminated, the Trust and each Portfolio will continue indefinitely.

CLASSES. Pursuant to the Declaration of Trust, the Trustees have authorized additional Classes of shares for each Portfolio of the Trust. Although the investment objective for each separate Class of a particular Portfolio is the same, fee structures are different such that one Class may have a higher yield than another Class of the same Portfolio at any particular time. Shareholders of the Trust will vote together in the aggregate and not separately by Portfolio, or by Class thereof, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular Portfolio or a Class thereof. Pursuant to a vote by the Board of Trustees, the Trust has adopted Rule 18f-3 under the Act and has issued multiple Classes of shares with respect to each of its Portfolios. Accordingly, the rights, privileges and obligations of each such Class will be determined in accordance with such rule.

INDEPENDENT ACCOUNTANTS. Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202, serves as the Trust's independent accountant. The independent accountant examines the annual financial statements for the Trust and provides other audit, tax, and related services.

                              FINANCIAL STATEMENTS

Each Portfolio's financial statements and financial highlights for the fiscal year ended June 30, 2000, and the six-month period ended December 31, 1999, are included in the Trust's Annual and Semi-Annual Reports, respectively, which are each a separate report supplied independently of this Statement of Additional Information. Each Portfolio's financial statements and financial highlights are incorporated herein by reference.

The Portfolios' financial statements for the year ended June 30, 2000 were audited by Deloitte & Touche LLP, whose report thereon is included in the Portfolios' annual report.

                                    APPENDIX

DOLLAR-WEIGHTED AVERAGE MATURITY for Bond Portfolio is derived by multiplying the value of each investment by the number of days remaining to its maturity, adding these calculations, and then dividing the total by the value of the Portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage-backed securities and some asset-backed securities, such as collateralized mortgage obligations, are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by assuming a constant prepayment rate for the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S CORPORATE BOND RATINGS:

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present, which make the long-term risks, appear somewhat larger than Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through Baa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S CORPORATE BOND RATINGS:

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated debt issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in highest-rated categories.

The ratings from AA to BBB may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

                            PART C. OTHER INFORMATION

Item 23.           Exhibits

Exhibit
Number            Description

(a)               (1)               Declaration of Trust dated as of March 6,
                                    1992.(1)

                  (2) Supplement to the Declaration of Trust effective April 24, 1992.(1)

                  (3) Amended and Restated Declaration of Trust dated as of September 4, 1992.(1)

                  (4) Supplement to the Declaration of Trust effective August 1, 1993.(1)

(b)               (1)               Bylaws of the Trust.(1)

                  (2)               Amendment to the Bylaws dated November 17,
                                    1992.(1)

(c)                                 Not Applicable.

(d)               (1)               Amended and Restated Investment Advisory and
                                    Management Agreement between First Funds on behalf of its U.S. Treasury Money Market
                                    Portfolio and First Tennessee Bank National
                                    Association dated September 4, 1992.(6)

                  (2) Amended and Restated Sub-Advisory Agreement between BlackRock Institutional Management Corp. and First Tennessee Bank National Association on behalf of the U.S. Treasury Money Market Portfolio dated September 4, 1992.(6)

                  (3) Amended and Restated Investment Advisory and Management Agreement between First Funds on behalf of its U.S. Government Money Market Portfolio and First Tennessee Bank National Association dated February 15, 1993.(6)

                  (4) Amended and Restated Sub-Advisory Agreement between BlackRock Institutional Management Corp. and First Tennessee Bank National Association on behalf of the U.S. Government Money Market Portfolio dated September 4, 1992.(6)

                  (5) Amended and Restated Investment Advisory and Management Agreement between First Funds on behalf of its Municipal Money Market Portfolio and First Tennessee Bank National Association dated September 4, 1992.(6)

                  (6) Amended and Restated Sub-Advisory Agreement between BlackRock Institutional Management Corp. and First Tennessee Bank National Association on behalf of the Municipal Money Market Portfolio dated September 4, 1992.(6)

                  (7) Amended and Restated Investment Advisory and Management Agreement between First Funds on behalf of its Cash Reserve Portfolio and First Tennessee Bank National Association dated February 15, 1993.(6)

                  (8) Amended and Restated Sub-Advisory Agreement between First Tennessee Bank National Association on behalf of the Cash Reserve Portfolio and BlackRock Institutional Management Corp. dated May 4, 1993.(6)

                  (9) Amended and Restated Investment Advisory and Management Agreement between First Funds on behalf of its Tennessee Tax-Free Portfolio and First Tennessee Bank National Association dated October 25, 1995.(6)

                  (10) Sub-Advisory Agreement between First Tennessee Bank National Association and Martin & Company, Inc. with respect to the Tennessee Tax-Free Portfolio dated March 2, 1998.(1)

                  (11) Amended and Restated Investment Advisory and Management Agreement between First Funds on behalf of Capital Appreciation Portfolio and First Tennessee Bank National Association dated June 1, 2000.(5)

                  (12) Investment Advisory and Management Agreement between First Funds on behalf of the Capital Appreciation Portfolio and Delaware Management Company dated June 1, 2000.(5)

                  (13) Investment Advisory and Management Agreement between First Funds on behalf of its Intermediate Bond Portfolio and First Tennessee Bank National Association dated August 29, 1997.(1)

                  (14) Sub-Advisory Agreement between First Tennessee Bank National Association and Martin & Company, Inc. with respect to the Intermediate Bond Portfolio dated March 2, 1998.(1)

                  (15) Amended and Restated Investment Advisory and Management Agreement between First Funds on behalf of its Bond Portfolio and First Tennessee Bank National Association dated February 15, 1993.(6)

                  (16) Amended and Restated Sub-Advisory Agreement between First Tennessee Bank National Association and Highland Capital Management Corp. with respect to the Bond Portfolio dated May 4, 1993.(6)

                  (17) Amended and Restated Investment Advisory and Management Agreement between First Funds on behalf of its Growth & Income Portfolio and First Tennessee Bank National Association dated February 15, 1993.(6)

                  (18) Amended and Restated Sub-Advisory Agreement between First Tennessee Bank and Highland Capital Management with respect to the Growth & Income Portfolio dated May 4, 1993.(6)

(e)               (1)               Amended and Restated General Distribution
                                    Agreement between First Funds on behalf of all Portfolios, and ALPS Mutual Funds
                                    Services, Inc., dated August 19, 1998.(1)

                  (2) Form of Servicing Agreement between ALPS Mutual Funds Services, Inc. and an Agency Institution.(3)

                  (3) Form of Selling Dealer Agreement between ALPS Mutual Funds Services, Inc., and selected dealers.(3)

                  (4) Form of Bank Agency Agreement between ALPS Mutual Funds Services, Inc., and banks.(3)

(f)                                 Not Applicable.

(g) Custody Agreement between First Funds and State Street Bank & Trust Company dated May 7, 1999.(3)

(h)               (1)               Transfer Agency Agreement between First
                                    Funds and State Street Bank & Trust Company dated May 7. 1999.(3)

                  (2) Amended and Restated Administration Agreement between First Funds on behalf of all Portfolios, and ALPS Mutual Funds Services, Inc., dated June 6, 2000.(6)

                  (3) Administration Agreement Co-Administrator between First Funds and First Tennessee Bank National Association with respect to all Portfolios dated July 1, 1995.(6)

                  (4)               Power of Attorney dated September 25,
                                    1998.(2)

(i) Opinion and Consent of Baker, Donelson, Bearman & Caldwell will be provided by post-effective amendment 26.

(j) Opinion and Consent of Deloitte & Touche, LLP, independent accountants will be provided by post-effective amendment 26.

(k)                                 Not Applicable.

(l) Written assurances that purchase representing initial capital was made for investment purposes without any present intention of redeeming or reselling.(1)

(m)               (1)               Form of Shareholder Servicing Plan for First
                                    Funds Class II and III shares.(3)

                  (2) Form of Distribution Plan for First Funds Class III shares.(3)

                  (3) Form of Distribution Plan for First Funds Class IV shares.(3)

                  (4) Form of Shareholder Services Plan for First Funds Class IV shares.(3)

(n)                                 Not Applicable.

(o) Form of Plan Providing for Multiple Classes of Shares pursuant to Rule 18f-3.(4)

(p)               (1)               Code of Ethics for ALPS Mutual Funds
                                    Services, Inc.(6)

                  (2) Code of Ethics for First Tennessee Bank National Association.(6)

                  (3)               Code of Ethics for Delaware Management
                                    Corporation.(6)

                  (4) Code of Ethics for BlackRock Institutional Management Corporation.(6)

                  (5) Code of Ethics for Highland Capital Management Corporation.(6)

                  (6)               Code of Ethics for Martin & Company, Inc.(6)

                  (7)               Code of Ethics for First Funds Trust.(6)

----------

(1) Incorporated by reference to Post-Effective Amendment No. 15 to the Trust's Registration Statement.

(2) Incorporated by reference to Post-Effective Amendment No. 16 to the Trust's Registration Statement.

(3) Incorporated by reference to Post-Effective Amendment No. 17 to the Trust's Registration Statement.

(4) Incorporated by reference to Post-Effective Amendment No. 22 to the Trust's Registration Statement.

(5) Incorporated by reference to Post-Effective Amendment No. 23 to the Trust's Registration Statement.

(6) Incorporated by reference to Post-Effective Amendment No. 24 to the Trust's Registration Statement

Item 24.          Persons Controlled by or Under Common Control with
                  Registrant

                  Not Applicable.

Item 25.          Indemnification

                  Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Registrant shall indemnify any present or past Trustee, or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action suit or proceeding in which he is involved by virtue of his service as a trustee, officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular officer involved.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.          Business and Other Connections of Investment Manager

      FIRST TENNESSEE BANK NATIONAL ASSOCIATION (FTB) - INVESTMENT ADVISER

Position                                                Other Business                          Type of
with FTB                      Name                      connections*                            Business
--------                      ----                      --------------                          --------
Director                      Robert C. Blattberg       Polk Brothers Distinguished Professor   Education
                                                        of Retailing
                                                        J.L. Kellogg Graduate School
                                                        of Management
                                                        Northwestern University(1)

                                                        Director, Factory Card Outlet Corp.(2)  Retail

                                                        Director, Golub Corporation(3)          Grocery

Director                      Carlos H. Cantu           Senior Chairman, The ServiceMaster      Consumer services
                                                        Company(4)                              and Supportive
                                                                                                Management services

                                                        Director, Unicom Corporation(5)         Utility

Director                      George E. Cates           Chairman of the Board and Chief         Real estate
                                                        Executive Officer, Mid-America          investment trust
                                                        Apartment Communities, Inc.(6)

                                                        Director, SCB Computer Technology,
                                                        Inc.(7)

Director,                     J. Kenneth Glass          Executive Vice President, Director,     Bank holding company
President,                                              FTNC(8)
Retail Financial Services

                                                        President and Director, Norlen Life     Credit life insurance
                                                        Insurance Company(8)

                                                        Director, FT Mortgage Holding Corp.(9)  Mortgage company

                                                        Director, First Horizon Home Loan       Mortgage company
                                                        Corp.(10)

                                                        Director, FT Mortgage Services,         Mortgage company
                                                        Inc.(11)

                                                        Director, Highland Capital Management   Investment Advisor
                                                        Corp.(12)

                                                        Chairman and Director, First Horizon    Consumer access/
                                                        Strategic Alliances, Inc.(13)           discount card
                                                                                                program and finder

                                                        Director, First Tennessee Merchant      Merchant processing
                                                        Services, Inc.(14)

                                                        Director, Federal Flood Certification   Flood insurance
                                                        Corp.(15)

                                                        Director, FT Reinsurance Company(16)    Insurance

                                                        Director, Martin & Company(17)          Investment adviser

                                                        Director, First Horizon Asset           Securitization
                                                        Securities, Inc.(18)                    conduit

                                                        Director, FT Real Estate Information    Holding company
                                                        Mortgage Solutions Holdings, Inc.(19)

                                                        Director, Vice President, FT Real       Holding company
                                                        Estate Information Mortgage
                                                        Solutions, Inc.(20)

Director                      James A. Haslam, III      Chief Executive Officer, Director,      Retail operator of
                                                        Pilot Corporation(21)                   convenience stores
                                                                                                and travel centers

                                                        Director, Ruby Tuesday, Inc.(22)        Restaurant

President, Chairman of the    Ralph Horn                President, Chairman of the Board,       Bank holding company
Board, Chief Executive                                  Chief Executive Officer and Director,
Officer and Director                                    FTNC(8)

                                                        Director, Harrah's Entertainment,       Casino, entertainment
                                                        Inc.(23)

                                                        Director Mid-America Apartment          Real estate
                                                        Communities, Inc.(6)                    investment trust

Director, President,          John C. Kelley, Jr.       Executive Vice President, Director,     Bank holding company
Business Financial Services/                            FTNC(8)
Memphis Financial Services

                                                        Director, President, Check              Check processing and
                                                        Consultants, Inc.(8)                    related services

                                                        Director, Check Consultants Company     Check processing and
                                                        of Tennessee(8)                         related services

                                                        Director, First Tennessee Housing       Public welfare
                                                        Corporation(24)                         investments

                                                        Director, First Tennessee Equipment     Equipment financing
                                                        Finance Corporation(25)

                                                        Director, President, First Express      Check processing
                                                        Remittance Processing, Inc.(26)

                                                        Director, Hickory Capital               Venture capital
                                                        Corporation(27)

                                                        Director, Hickory Venture Capital       Venture capital
                                                        Corp.(28)

Director                      R. Brad Martin            Chairman of the Board, Chief            Retail
                                                        Executive Officer, Saks,
                                                        Incorporated(29)

                                                        Director, Harrah's Entertainment        Casino, entertainment
                                                        Inc.(23)

                                                        Director, Pilot Corporation(21)         Retail operator of
                                                                                                convenience stores
                                                                                                and travel centers

Director                      Joseph Orgill, III        Chairman of the Board, West Union       Distributor and
                                                        Corporation(30)                         manufacturer for
                                                                                                construction industry

                                                        Director, Chairman of the Board,        Wholesale hardware
                                                        Orgill, Inc.(31)                        distributor

                                                        Director, Mallory Group(32)             Warehousing,
                                                                                                distribution and
                                                                                                transportation

Director                      Vicki R. Palmer           Senior Vice President and Treasurer     Bottler of soft
                                                        and Special Assistant to the CEO,       drink products
                                                        Coca Cola Enterprises, Inc.(33)

Director                      Michael D. Rose           Director, Nextera Enterprises,          Business consulting
                                                        Inc.(34)

                                                        Former Director, General Mills,         Food processing
                                                        Inc.(35)

                                                        Former Director, Ashland Inc.(36)       Oil company

                                                        Director, Darden Restaurants, Inc.(37)  Restaurant

                                                        Director, Stein Mart, Inc.(38)          Retail

                                                        Director, FelCor Lodging Trust,         Hotel
                                                        Inc.(39)

                                                        Director, ResortQuest International,    Vacation property
                                                        Inc.(40)                                management

Director                      William B. Sansom         Chairman of the Board and Chief         Wholesale distributor
                                                        Executive Officer, The H.T. Hackney
                                                        Company(41)

                                                        Director, Martin Marietta Materials,    Construction
                                                        Inc.(42)                                aggregate materials
                                                                                                producer

                                                        Director, Astec Industries, Inc.(43)    Construction
                                                                                                aggregate materials
                                                                                                producer

Executive Vice President,     Susan Schmidt Bies        Executive Vice President, Auditor,      Bank holding company
Auditor                                                 FTNC(8)

Executive Vice President      Harry A. Johnson, III     Executive Vice President and General    Bank holding company
and General Counsel                                     Counsel of FTNC(8)

Executive Vice President      John P. O'Connor, Jr.     Executive Vice President and Chief      Bank holding company
and Chief Credit Officer                                Credit Officer of FTNC(8)

                                                        Director, TSMM Corporation(44)          Real Estate

                                                        Director, JPO, Inc.(45)                 Real Estate

                                                        Director, First Tennessee Securities    Broker Dealer
                                                        Corp.(46)

Executive Vice                Sarah Meyerrose           Executive Vice President Employee       Bank holding company
President-Employee Services                             Services of FTNC(8)

Executive Vice President,     Elbert L. Thomas, Jr.     Executive Vice President and Chief      Bank holding company
Chief Financial Officer                                 Financial Officer of FTNC(8)

                                                        Director, First Tennessee ABS,          REIT/REMIC
                                                        Inc.(47)

                                                        Director, FT Real Estate Securities     REIT/REMIC
                                                        Company, Inc.(48)

                                                        Director, FT Real Estate Securities     REIT/REMIC
                                                        Holding Company, Inc.(49)

Executive Vice President,     Charles Burkett           Director, Highland Capital Management   Investment Adviser
Affluent Market Manager                                 Corp.(12)

                                                        Director, First Tennessee Brokerage,    Broker Dealer
                                                        Inc.(50)

                                                        Director, FT Insurance Corporation(51)  Insurance

                                                        Director, First Horizon Insurance       Insurance
                                                        Services, Inc.(52)

                                                        Director, Martin & Co., Inc.(17)        Investment adviser

Executive Vice President      David L. Berry            None

Executive Vice President      David B. Lantz            None

Senior Vice President         Wayne C. Marsh            None

Senior Vice President         John Curtis               None

Senior Vice President         Deborah McDonald          None

Senior Vice President         Yvonne Watson             None

Senior Vice President         C. Douglas Kelso          None

Senior Vice President         David M. Taylor           None

Senior Vice President         Steven J. McNally         None

Senior Vice President         Scott Bovee               None

Senior Vice President         Maureen MacIver           None

Senior Vice President         Otis M. Clayton           None

Vice President                Suzanne Donaldson         None

Vice President                Craig Harris              None

Vice President                Edward C. Dellinger       None

Vice President                Claudette S. Sanders      None

Vice President                John Barringer            None

Vice President                Robert Johnston           None

Trust Officer                 Roxanne Morris            None

Chairman and CEO First        Larry B. Martin           Director, Martin & Co., Inc.(17)        Investment Adviser
Tennessee Bank-Knoxville

President, First Tennessee    Lew Weems                 Director, Martin & Co., Inc.(17)        Investment Adviser
Bank-Knoxville

----------
NOTES:

* All directors of FTB are also directors of its parent, First Tennessee National Corporation, which controls FTB. Messrs. Glass, Horn, Johnson, Keen, Kelley, Lewis, O'Connor and Thomas and Ms. Bies and Ms. Meyerrose are considered executive officers of FTNC.

----------

(1) J.L. Kellogg Graduate School of Management, 875 N. Michigan Ave., Suite 2945, Chicago, IL 60611

(2)  Factory Card Outlet Corp., 745 Birbinal Drive, Bensenville, IL 60106-1212

(3)  Golub Corporation, P.O. Box 1074, Schenectady, NY 12301

(4)  ServiceMaster Company, One ServiceMaster Way, Downers Grove, IL 30515

(5)  Unicom Corporation, 1 First National Plaza, Chicago, IL 60690

(6) Mid-America Apartment Communities, Inc., 6584 Poplar Ave., Ste. 340, Memphis, TN 38138

(7) SCB Computer Technology, Inc., 3800 Forrest Hill-Irene, Suite 100, Memphis, TN 38125

(8) First Tennessee Bank National Association and First Tennessee National Corporation, 165 Madison Avenue, Memphis, TN 38103

(9)  FT Mortgage Holding Corp., 2974 LBJ Freeway, Dallas, TX 75234

(10) First Horizon Home Loan Corporation, 165 Madison Ave., Memphis, TN 38103

(11) FT Mortgage Services, Inc., 165 Madison Ave., Memphis, TN 38103

(12) Highland Capital Management Corp., 6077 Primacy Parkway, Suite 228, Memphis, TX 38117

(13) First Horizon Strategic Alliances, Inc., 1700 Rambling Road, Richmond, VA 23235

(14) First Tennessee Merchant Services, Inc., 300 Court Ave., Memphis, TN 38103

(15) Federal Floor Certification Corporation, 6220 Gaston Ave., Dallas, TX 75214

(16) FT Reinsurance Company, 7 Burlington Square, 6th Floor, Burlington, VT
     05401

(17) Martin & Company, Two Centre Square, 625 S. Gay Street, Suite 200, Knoxville, TN 37902-1669

(18) First Horizon Asset Securities, 2974 LBJ Freeway, Dallas, TX 75234

(19) FT Real Estate Securities Holding Company, Inc., 165 Madison Ave., Memphis, TN 38103

(20) First Tennessee Real Estate Information Mortgage Solutions, Inc., 165 Madison Ave., Memphis, TN 38103

(21) Pilot Corporation, 5508 Lonas Road, Knoxville, TN 37909

(22) Ruby Tuesday, Inc., 150 West Church Ave., Maryville, TN 37801

(23) Harrah's Entertainment, Inc. 1023 Cherry Road, Memphis, TN 38117

(24) First Tennessee Housing Corporation, 165 Madison Ave., Memphis, TN 38103

(25) First Tennessee Equipment Finance Corporation, 165 Madison Ave., Memphis, TN 38103

(26) First Express Remittance Processing, 165 Madison Ave., Memphis, TN 38103

(27) Hickory Venture Capital Corporation, 200 West Court Square, Suite 100, Huntsville, AL 35801

(28) Hickory Capital Corporation, 200 West Court Square, Suite 100, Huntsville, AL 35801

(29) Saks, Incorporated, 5810 Shelby Oaks Drive, Memphis, TN 38134

(30) West Union Corporation, 35 Union Ave., Suite 300, Memphis, TN 38103

(31) Orgill, Inc., 2100 Latham Street, Memphis, TN 38109

(32) Mallory Group, 4294 Sweeney Road, Memphis, TN 38118

(33) Coca Cola Enterprises, Inc., 2500 Windy Ridge Pkwy, Marietta, GA 30067

(34) Nextera Enterprises, Inc., One Cranberry Hill, Lexington, MA 02421

(35) General Mills, Inc., 9200 Wayzata Blvd., Minneapolis, MN 55426

(36) Ashland Co., 2351 Channel Ave., Memphis, TN

(37) Darden Restaurants, Inc., 5900 Lake Ellenor Drive, Orlando, FL 32809

(38) Stein Mart, Inc., 1200 Riverplace Blvd., Jacksonville, FL 32207

(39) FelCor Lodging Trust, Inc., 545 East John Carpenter Freeway, Suite 1300, Irving, TX 75062-3933

(40) ResortQuest International, Inc., 530 Oak Court Drive, #360, Memphis, TN
     38117

(41) The H.T. Hackney Company, Fidelity Bldg., 502 S. Gay Street, Suite 300, Knoxville, TN 37902

(42) Martin Marietta Materials, Inc., P.O. Box 30013, Raleigh, NC 27622-0013

(43) Astec Industries, Inc., P.O. Box 72787, Chattanooga, TN 37407

(44) TSMM Corporation, 165 Madison Ave., Memphis, TN 38103

(45) JPO, Inc., 165 Madison Ave., Memphis, TN 38103

(46) First Tennessee Securities Corp., 845 Crossover Lane, Suite 150, Memphis, TN 38117

(47) First Tennessee ABS, Inc., P.O. Box 249, Springdale, AR 72765

(48) FT Real Estate Securities Company, Inc., P.O. Box 249, Springdale, AR 72765

(49) FT Real Estate Securities Holding Company, Inc., P.O. Box 249, Springdale, AR 72765

(50) First Tennessee Brokerage, Inc., 530 Oak Court Drive, Memphis, TN 38117

(51) FT Insurance Corporation, 530 Oak Court Drive, Memphis, TN 38117

(52) First Horizon Insurance Services, Inc., 530 Oak Court Drive, Memphis, TN 38117

(53) AMX Corporation dba AMA Irrigation, P.O. Box 356, Marion, AR 72364

                  HIGHLAND CAPITAL MANAGEMENT CORP. (HIGHLAND)
                        6077 PRIMACY PARKWAY, MEMPHIS, TN

Position                                                                                    Other Business
with Highland                                          Name                                 Connections
-------------                                          ----                                 --------------
Director, Executive Vice President, Treasurer,         Edward J. Goldstein                  None
Secretary

Director, President                                    Steven Wishnia                       None

Director                                               James M. Weir                        None

Director, Chairman of the Board                        Paul H. Berz                         None

Director, Senior Vice President                        David L. Thompson                    None

Director                                               Charles Thomas Whitman(1)(2)         Director, NexAir, LLC

Director                                               J. Kenneth Glass                     see FTB listing

Director                                               Charles Burkett                      see FTB listing

Senior Vice President                                  Steven T. Ashby                      None

Senior Vice President                                  James R. Turner                      None

Vice President                                         Mark Cronin                          None

----------

(1) Previously, Executive Vice President of Highland Capital Management Corp., 6077 Primacy Parkway, Memphis, TN 38119

(2) NexAir, LLC, 1385 Corporate Avenue, Memphis, TN 38186-1182, distributor of industrial gases, welding supplies and medical products

                         MARTIN & COMPANY INC. (MARTIN)
                 TWO CENTRE SQUARE, 625 S. GAY STREET, SUITE 200
                               KNOXVILLE, TN 37902

Position                                                                                    Other Business
with Martin                                            Name                                 Connections
-----------                                            ----                                 -----------
Director, President                                    A. David Martin                      None

Director                                               Larry B. Martin                      see FTB listing

Director                                               J. Kenneth Glass                     see FTB listing

Director, Secretary, Executive Vice President          William F. Woodson, Jr.(1)           see FTB listing

Director                                               Lew Weems                            see FTB listing

Director                                               Charles Burkett                      see FTB listing

Director, Executive Vice President, Portfolio Manager  Ted Flickinger Jr.                   None

Vice President, Portfolio Manager                      Charles Stewart                      None

Vice President, Portfolio Manager                      Gary Hoemann                         None

Vice President, Portfolio Manager                      John C. Miller                       None

Vice President, Portfolio Manager                      J. Scott Atkins(2)                   None

Vice President, Portfolio Manager                      David Zandstra                       None

Vice President, Portfolio Manager                      Ralph Herbert                        None

Chief Financial Officer                                David Jagels                         None

----------

(1) Previously, Senior Vice President, First Tennessee Bank, 800 S. Gay Street, Knoxville, TN 37902

(2) Previously, account representative, A.G. Edwards, 8848 Cedar Springs Lane, Knoxville, TN 37923


                 BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION
                              400 BELLEVUE PARKWAY
                              WILMINGTON, DELAWARE

         BlackRock Institutional Management Corporation (formerly PNC Institutional Management Corporation) ("BIMC") is an indirect majority-owned subsidiary of PNC Bank Corp. The list required by this Item 26 of officers and directors of BIMC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIMC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-13304).

                          DELAWARE MANAGEMENT COMPANY
                               2005 MARKET STREET
                           PHILADELPHIA, PENNSYLVANIA

         Delaware Management Company is organized as a series of Delaware Management Business Trust ("DMBT"), a business trust organized under the laws of the State of Delaware. The list required by this Item 26 of officers and directors of DMBT, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by DMBT pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-32108).

Item 27.          Principal Underwriters

(1) The sole principal underwriter for the Fund is ALPS Distributors, Inc. which acts as distributor for the Registrant and the following other funds: Westcore Trust, Financial Investors Trust, Stonebridge Growth Fund, Inc., Stonebridge Aggressive Growth Fund, Inc., SPDR Trust, MidCap SPDR Trust, DIAMONDS Trust, Select Sector SPDR Trust, Nasdaq 100 Trust, Firsthand Funds, Holland Balanced Fund, Financial Investros Variable Insurance Trust, State Street Institutional Investment Trust, .

(b) To the best of Registrant's knowledge, the directors and executive officers of ALPS Distributors, Inc., the distributor for Registrant, are as follows:

Name and Principal                       Positions and Offices with             Positions and Officers with
Business Address*                        Registrant                             Underwriter
------------------                       --------------------------             ---------------------------
W. Robert Alexander                      None                                   Chairman, Chief Executive Officer
                                                                                and Secretary

Thomas A. Carter                         None                                   Chief Financial Officer

Edmund J. Burke                          None                                   President and Director

Jeremy May                               Treasurer                              Vice President

Russell C. Burk                          Secretary                              General Counsel

Robert Szydlowski                        None                                   Vice President

Rick A. Pederson                         None                                   Director

Chris Woessner                           None                                   Director

*    All Addresses are 370 Seventeenth Street, Suite 3100, Denver, Colorado
     80202

Item 28.          Location of Accounts and Records

                  First Tennessee Bank National Association, located at 530 Oak Court Dr., Suite 200, Memphis, Tennessee, Highland Capital Management Corp., located at 6011 Privacy Parkway, Suite 228, Memphis, Tennessee, BlackRock Institutional Management Corporation, 103 Bellevue Parkway, Wilmington, Delaware, Delaware Management Company, located at 2005 Market Street, Philadelphia, Pennsylvania, Martin & Company, Inc., located at Two Centre Square, Knoxville, Tennessee, and ALPS Distributors, Inc., located at 370 17th Street, Denver, Colorado, will maintain physical possession of each such account, book or other documents of the Trust, except for those documents relating to the custodial, pricing and bookkeeping and general accounting records maintained by the Trust's Custodian, State Street Bank and Trust Company, Two Heritage Drive, 9th Floor, North Quincy, MA and those transfer agent, records maintained by the Trust's Transfer Agent, State Street Bank and Trust Company at the same address listed above.

Item 29.          Management Services

                  Not Applicable.

Item 30.          Undertakings

                  The Registrant, on behalf of each Portfolio undertakes, provided the information required by Item 5A is contained in the Annual Report, to furnish each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.

                                   Signatures

Pursuant to the requirements of the Securities Act of 1933 and Rule 485(a) thereunder and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 25 to the Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized, in the city of Memphis, and State of Tennessee, on August 6, 2001.

FIRST FUNDS

By: /s/ Richard C. Rantzow
    ----------------------
Richard C. Rantzow, President*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Richard C. Rantzow
----------------------
Richard C. Rantzow*                   President and Trustee                  August 6, 2001


/s/ Jeremy O. May
----------------------
Jeremy O. May*                        Treasurer                              August 6, 2001


/s/ John A. DeCell
----------------------
John A. DeCell*                       Trustee                                August 6, 2001


/s/ Larry W. Papasan
----------------------
Larry W. Papasan*                     Trustee                                August 6, 2001


/s/ George P. Lewis
----------------------
George P. Lewis*                      Trustee                                August 6, 2001


/s/ L.R. Jalenak, Jr.
----------------------
L.R. Jalenak, Jr.*                    Trustee                                August 6, 2001



*Signature affixed by Desiree M. Franklin pursuant to a power of attorney dated September 25, 1998, and incorporated herein by reference to Post-Effective Amendment No. 16 to the Trust's Registration Statement.